UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:  10/31/12

Item 1.  Reports to Stockholders.

Looking
long-term
QUARTERS ONLY
50¢
Semi-Annual Report | AdvisorOne Funds | October 31, 2012

AdvisorOne Funds

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team

3

Amerigo Fund - Portfolio Summary

5

Amerigo Fund - Performance Update

6

Clermont Fund - Portfolio Summary

7

Clermont Fund - Performance Update

8

Select Allocation  Fund - Portfolio Summary

9

Select Allocation  Fund - Performance Update

10

Descartes Fund - Portfolio Summary

11

Descartes Fund - Performance Update

12

Liahona Fund - Portfolio Summary

13

Liahona Fund - Performance Update

14

Enhanced Income Fund - Portfolio Summary

15

Enhanced Income Fund - Performance Update

16

Flexible Income Fund - Portfolio Summary

17

Flexible Income Fund - Performance Update

18

Select Appreciation  Fund - Portfolio Summary

19

Select Appreciation  Fund - Performance Update

20

Shelter Fund - Portfolio Summary

21

Shelter Fund - Performance Update

22

Amerigo Fund - Schedule of Investments

23

Clermont Fund - Schedule of Investments

26

Select Allocation  Fund - Schedule of Investments

30

Descartes Fund - Schedule of Investments

33

Liahona Fund - Schedule of Investments

37

Enhanced Income Fund - Schedule of Investments

41

Flexible Income Fund - Schedule of Investments

44

Select Appreciation  Fund - Schedule of Investments

47

Shelter Fund - Schedule of Investments

50

Statements of Assets and Liabilities

52

Statements of Operations

54

AdvisorOne Funds Semi-Annual Report

Table of Contents, cont’d.

Amerigo Fund - Statements  of Changes in Net Assets

56

Clermont Fund - Statements  of Changes in Net Assets

56

Select Allocation  Fund - Statements  of Changes in Net Assets

57

Descartes Fund - Statements  of Changes in Net Assets

57

Liahona Fund - Statements  of Changes in Net Assets

58

Enhanced Income Fund - Statements  of Changes in Net Assets

58

Flexible Income Fund - Statements  of Changes in Net Assets

59

Select Appreciation  Fund - Statements  of Changes in Net Assets

59

Shelter Fund - Statements  of Changes in Net Assets

60

Amerigo Fund - Financial Highlights

61

Clermont Fund - Financial Highlights

63

Select Allocation  Fund - Financial Highlights

64

Descartes Fund - Financial Highlights

65

Liahona Fund - Financial Highlights

66

Enhanced Income Fund - Financial Highlights

67

Flexible Income Fund - Financial Highlights

68

Select Appreciation  Fund - Financial Highlights

69

Shelter Fund - Financial Highlights

70

Notes to Financial Statements

71

Shareholder Expense Example

90

Additional Information

92

AdvisorOne Funds Semi-Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

The last six months started off with a nearly 10 percent correction  in the S&P 500 Index before the market rebounded with a 3-month 15 percent  rally. Prices then eased and the S&P 500 Index essentially  finished unchanged for the time period. International stocks performed slightly better.

The ongoing Eurozone debt issues and the U.S. election dominated news headlines over the last six months. European Central Bank’s president Mario Draghi’s promise to do “whatever it takes” to save the euro began the summer market rally. It was reassuring to see Europe being more assertive in dealing with its financial crisis. Nonetheless, we believe issues still remain, as debt levels remain high and problematic.

Debt issues, of course, aren’t just a problem in Europe; they are also a major problem in the U.S. Post-election, investor concerns have shifted toward the so-called “Fiscal Cliff.” While our view is that this particular concern is overly inflated, the sensational headlines and political posturing have understandably rattled many investors. Nonetheless, debt issues in the U.S. will provide economic headwinds in the years ahead and will likely haircut overall economic growth.

In terms of management of the AdvisorOne  Funds, CLS portfolio  managers  followed  a few major themes. First, exposure to international markets was reduced over the six month period. Relative to our internal benchmark, CLS portfolios are modestly underweight international securities. Within our international holdings, we continue to favor emerging markets over developed markets.

Second, we continue to increase our exposure to larger, higher-quality companies. With corporate earnings growth slowing, higher-quality companies with more stable earnings, stronger  balance sheets, and more dividend growth are expected to perform better.

Among diversifying assets, there weren’t many major moves. We remain cautious on interest rates due to low, if not negative, real interest rates. We continue to favor corporate bonds, including high yield. In some portfolios, there was also some buying of commodities and low-volatility equity products.

Investment Outlook

Heading into year-end and the new year, our stock market outlook remains cautiously optimistic. The positives include very favorable liquidity conditions, attractive relative valuations, an improving housing sector, and extremely low investor expectations. Negatives include continued debt issues at home and abroad, but, more directly, the slowing corporate earnings picture. To end the third quarter, for example, corporate earnings posted their worst earnings growth in three years. Guidance for future quarters remains weak.

AdvisorOne Funds Semi-Annual Report

In terms of investment themes for the New Year, there are four major ones:

•

First, we are entering the year still looking to emphasize high-quality stocks. These companies tend to be larger and more growth-oriented, which are qualities that are often rewarded in a slower growth environment. Dividend growth is another attractive feature of these companies.

•

Second, we are beginning to get more interested in international  markets again. Valuations are now very attractive in many developed and emerging markets. Some valuations in European countries are at generational lows. Nonetheless, we are being selective and patient in rebuilding our international weights.

•

Third, we are being selective about increasing our exposure to commodities and commodity producers. These areas have underperformed recently, but look attractive for a combination of reasons, including valuation, fundamental, and economic.

•

Lastly, we are likely to be increasingly creative in how we diversify our equity-dominated portfolios. With real interest rates very low and credit spreads tighter than usual, we are looking at more non-traditional fixed income asset classes, including international bonds. Alternative investments, particularly  those that offer lower volatility and lower correlations to the stock market, are also on the shopping list.

Sincerely,

Portfolio Management Team

The AdvisorOne Funds are each a fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (“Underlying Funds”). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds that may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

AdvisorOne Funds Semi-Annual Report
Amerigo Fund - Portfolio Summary

Portfolio Commentary

Although performance for the last six months ending on October 31 was volatile, the AdvisorOne Amerigo Fund's performance was essentially unchanged. As the period started, May saw a strong move lower in the markets with the ongoing European issues and potential problems within GIPSI (Greece, Ireland, Portugal, Spain, and Italy) countries. Though flat over the last six months, the fund is still up 11.11 percent for 2012. Nonetheless, performance trailed the S&P 500 Index, as investors sought the safety of the large U.S. companies.

During this period, Amerigo shifted its assets toward dividend-paying large cap securities. The fund had reductions in emerging markets, as well as small cap and mid cap stocks, with the proceeds and cash holdings used to increase exposure toward the lower volatility and large cap securities. As the period ended, precious metals exposure was reduced after gold prices increased following the Federal Reserve's announcement of increasing bond purchases. Within the developed international exposure, the fund is allocated to the northern European countries with minimal exposure to the southern European countries. The fund increased large caps about 11 percent, but has been maintaining its exposure to domestic mid and small caps. Mid and small caps are more dependent on their home markets, with less exposure to global markets for revenues. With the U.S. currently one of the better markets compared to the rest of the world, the fund has been focusing on domestic firms for growth. The fund continues to have an overweight position toward healthcare, which has performed well and offers lower volatility.

**Based on total net asset value as of October 31, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.60% Commodity Funds
2.22% Mid Cap Growth
0.82% Other / Cash Equivalents
5.59% International Equity
5.77% Small Cap Blend
20.55% Mid Cap Blend
7.57% Large Cap Value
9.19% Large Cap Growth
19.28% Large Cap Blend
10.95% Emerging Markets
16.46% Specialty

Top Ten Portfolio Holdings*

SPDR - S&P 500 ETF Trust 8.39%
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

SPDR - S&P MidCap 400 ETF Trust 6.17%
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

iShares - Russell Midcap Index Fund 6.09%
This Fund seeks investment results that correspond generally to the Russell Midcap Index.

SPDR - Energy Select Sector Fund 5.24%
This Fund seeks to invest in a wide array of industrial companies including aerospace, defense, building products, construction, engineering, electrical equipment, and others.

Vanguard - Mid-Cap ETF 5.02%
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

PowerShares - QQQ Trust Series I 4.60%
This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.

iShares - Russell 1000 Growth Index Fund 4.59%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

Vanguard - Large-Cap ETF 3.43%
This Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

iShares - Russell 2000 Index Fund 3.35%
This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

iShares - MSCI Emerging Markets Index Fund 3.17%
This Fund seeks investment results that correspond with the global emerging markets.

AdvisorOne Funds Semi-Annual Report Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2012

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class C Shares[1]	-0.62%	8.30%	8.35%	-2.87%	6.06%	0.65%	7/13/00
Class N Shares[2]	-0.15%	9.34%	9.46%	-1.89%	7.12%	4.87%	7/14/97

* Figure is not annualized.

[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.

[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$25,000
$20,000
$15,000
$10,000
$20,701
$20,232
7/14/97
10/31/97
4/98
10/98
4/99
10/99
4/00
10/00
4/01
10/01
4/02
10/02
4/03
10/03
4/04
10/04
4/05
10/05
4/06
10/06
4/07
10/07
4/08
10/08
4/09
10/09
4/10
10/10
4/11
10/11
4/12
10/12
Amerigo Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Amerigo Fund Class C and Class N for the fiscal year ending April 30, 2012 were 2.45% and 1.45%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report

Clermont Fund - Portfolio Summary

Portfolio Commentary

The AdvisorOne Clermont Fund finished up 2.87 percent over the last six months, with the balanced fund benefiting from the strong performance in the bond markets. As the period started, May saw a strong move lower in the markets in response to the European issues. With the performance of the last six months, the fund is now higher by 9.95 percent for 2012.

During the last six months, Clermont had a modest shift toward dividend paying and large cap securities. The fund had small reductions in small cap, mid cap, and international stocks, with the proceeds and cash holdings used to increase exposure toward the lower volatility and large cap securities. As the period ended, precious metals exposure was trimmed after the increase in gold prices following the Federal Reserve's announcement about increasing bond purchases. The fund made reductions in high yield bond holdings, reinvesting in higher quality issues. With the U.S. currently one of the better markets compared to the rest of the world, the fund has been focusing on domestic firms for growth. With the combination of income producing and lower volatility securities, the fund continues to have overweight positions in the defensive sectors of healthcare, consumer staples, and utilities. As the period ended, the fund increased the energy holdings from underweight as oil prices have fallen and the securities offer attractive yields.

**Based on total net asset value as of October 31, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.32% Commodity Funds
0.48% Money Market Funds
1.69% Small Cap Blend
1.02% Other / Cash Equivalents
2.38% Large Cap Growth
3.88% International Equity
4.00% Emerging Markets
4.92% Specialty
31.76% Bond Funds
6.67% Mid Cap Blend
9.81% Large Cap Value
17.02% Large Cap Blend
15.05% Corporate Bonds

Top Ten Portfolio Holdings*

iShares - Barclays Credit Bond Fund — **12.65%**

This Fund seeks investment results that correspond generally to the price and yield of the Barclays U.S. Credit Bond Index.

SPDR - S&P 500 ETF Trust — **8.62%**

This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - iBoxx $ High Yield Corporate Bond Fund — **7.15%**

This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

iShares - iBoxx $ Investment Grade Corporate Bond Fund — **6.18%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx $ Liquid Investment Grade Index.

SPDR - Barclays High Yield Bond ETF — **3.26%**

This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays High Yield Very Liquid Index.

iShares Core S&P 500 ETF — **3.05%**

This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

SPDR Dow Jones Industrial Average ETF Trust — **3.05%**

SPDR Dow Jones Industrial Average ETF seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average.

Vanguard - Total Stock Market ETF — **2.93%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

SPDR - S&P MidCap 400 ETF Trust — **2.62%**

This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

iShares - High Dividend Equity Fund — **2.38%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Dividend Yield Focus Index.

AdvisorOne Funds Semi-Annual Report Clermont Fund - Performance Update

Annualized Total Returns as of October 31, 2012

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	2.87%	9.72%	8.73%	0.50%	4.88%	3.27%	7/14/97

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$21,000
$18,000
$15,000
$12,000
$9,000
$20,871
$20,232
$16,360
7/14/97
10/31/97
4/98
10/98
4/99
10/99
4/00
10/00
4/01
10/01
4/02
10/02
4/03
10/03
4/04
10/04
4/05
10/05
4/06
10/06
4/07
10/07
4/08
10/08
4/09
10/09
4/10
10/10
4/11
10/11
4/12
10/12
Clermont Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Clermont Fund are 1.45%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Barclays Capital 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report Select Allocation Fund - Portfolio Summary

Portfolio Commentary

The recent performance for the last six months ending October 31 was volatile. Nonetheless, the AdvisorOne Select Allocation Fund finished higher by 1.53 percent, as the fund benefitted from the strong performance in the bond markets. As the period started, May saw a strong market move lower, due to the ongoing European issues and potential problems within the GIPSI (Greece, Ireland, Portugal, Spain, and Italy) countries. Despite the performance of the last six months, the fund is still up 10.54 percent for 2012.

During the last six months, Select Allocation has had a modest shift toward dividend-paying and large cap securities. The fund had small reductions in small cap, mid cap, and international stocks, with the proceeds and cash holdings used to increase exposure toward the lower volatility and large cap securities. As the period ended, precious metals exposure was trimmed after the increase in gold prices following the Federal Reserve's announcement about increasing bond purchases. The fund continues to have light exposure to the southern European countries. The fund increased large caps about 10 percent, with reductions in high yield bond holdings. With the U.S. currently one of the better markets compared to the rest of the world, the fund focused on domestic firms paired with emerging markets for growth. Through the use of lower volatility securities, the fund continues to have an overweight position toward healthcare. As the period ended, the fund increased the energy holdings, as oil prices have fallen over the summer.

**Based on total net asset value as of October 31, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.80% Commodity Funds
0.70% Mid Cap Value
1.02% Common Stock
0.28% Other / Cash Equivalents
3.36% International Equity
4.51% Small Cap Blend
27.01% Large Cap Blend
4.84% Bond Funds
6.06% Large Cap Growth
7.03% Specialty
7.37% Emerging Markets
15.55% Corporate Bonds
9.29% Large Cap Value
12.18% Mid Cap Blend

Top Ten Portfolio Holdings*

SPDR - S&P 500 ETF Trust **13.02%**
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - Core S&P 500 ETF **7.00%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

SPDR - S&P MidCap 400 ETF Trust **6.10%**
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

Vanguard - Total Stock Market ETF **3.61%**
Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

Vanguard - Large-Cap ETF **3.37%**
This Fund seeks to track the performance of large-capitalization stocks.

iShares - MSCI Emerging Markets Index Fund **2.79%**
This Fund seeks investment results that correspond with the global emerging markets.

PowerShares - QQQ Trust Series I **2.78%**
This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.

SPDR Dow Jones Industrial Average ETF Trust **2.64%**
SPDR Dow Jones Industrial Average ETF seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average.

iShares - Russell 2000 Index Fund **2.60%**
This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

iShares - MSCI Pacific ex-Japan Index Fund **2.37%**
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Australia, Hong Kong, New Zealand, and Singapore markets, as represented by the MSCI Pacific ex-Japan Index.

AdvisorOne Funds Semi-Annual Report Select Allocation Fund - Performance Update

Annualized Total Returns as of October 31, 2012

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	1.53%	9.82%	9.15%	-2.17%	N/A	2.37%	1/27/06

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Allocation Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
$6,000
$13,219
$12,697
$11,715
1/27/06
1/31/06
4/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
7/12
10/12
Select Allocation Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Allocation Fund are 1.51%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report

Descartes Fund - Portfolio Summary

Portfolio Commentary

For the first six months ending October 31, the AdvisorOne Descartes Fund underperformed its benchmark. The primary drivers of this were the underperformance of technology in particular and growth stocks in general. Small caps and international securities also lagged during the past quarter. Meanwhile, overweight positions in low volatility stocks aided the performance of the fund.

Since last year's report, the fund has increased allocations to corporate bonds, low volatility stocks, and domestic large cap stocks. Positions in international low volatility stocks, as well as allocations to gold miners and gold, were added to the portfolio. Allocations to Energy, Japan, Europe, and Emerging Markets were decreased, and positions in Asia ex Japan, emerging currencies, international small caps, and Europe were removed from the portfolio. International allocations fell significantly over the six months as part of the process of further emphasizing U.S. markets.

The fund remains overweight the technology sector. Small and mid-cap stocks and Europe remain key underweight positions in the fund.

**Based on total net asset value as of October 31, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.58% Commodity Funds
2.44% Small Cap Growth
0.13% Other/ Cash Equivalents
2.48% Mid Cap Blend
2.51% Mid Cap Value
4.50% Bond Funds
28.01% Specialty
4.67% Mid Cap Growth
4.98% International Equity
5.12% Emerging Markets
5.49% Money Market Funds
6.77% Large Cap Blend
21.79% Large Cap Growth
10.53% Large Cap Value

Top Ten Portfolio Holdings*

iShares - Russell 1000 Growth Index Fund — **11.48%**

This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares - S&P Global Technology Sector Index Fund — **6.15%**

This Fund seeks investment results that correspond with the performance of companies in the information technology sector of the economy.

Federated Prime Cash Obligations Fund — **5.49%**

A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed-income securities.

iShares - Russell Midcap Growth Index Fund — **4.04%**

This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

Vanguard - Mega Cap 300 Growth ETF — **3.16%**

The Fund seeks to track the performance of a benchmark index that measures the investment return of the largest-capitalization growth stocks in the United States.

iShares - Russell 1000 Value Index Fund — **3.09%**

This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market

iShares - Morningstar Large Growth Index Fund — **3.07%**

The iShares Morningstar Large Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index.

This Fund seeks investment results that correspond generally to the price and yield of the S&P North American Technology Software Index.

iShares - Morningstar Large Value Index Fund — **2.71%**

This Fund seeks investment results that correspond generally to the price and yield of the Morningstar Large Value Index.

iShares - S&P 500 Value Index Fund — **2.69%**

This Fund seeks investment results that correspond generally to the price and yield of the S&P 500A Value Index.

AdvisorOne Funds Semi-Annual Report
Descartes Fund - Performance Update

Annualized Total Returns as of October 31, 2012

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-0.64%	8.26%	9.72%	-1.24%	N/A	2.47%	4/19/06

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
$25,984
$12,388
$11,727
4/19/06
4/30/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
7/12
10/12
Descartes Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Decartes Fund are 1.57%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report Liahona Fund - Portfolio Summary

Portfolio Commentary

For the first six months ending October 31, the AdvisorOne Liahona Fund underperformed its benchmark. Primary drivers of this were the underperformance of technology in particular and growth stocks in general. Small caps and international securities also lagged during the quarter. A strong overweight position in telecommunications and an emphasis on healthcare stocks aided the performance of the fund.

Since last year's report, Liahona has increased allocations to low volatility stocks, treasury bonds, and domestic large cap stocks. Positions in international low volatility stocks were added to the portfolio, as were small allocations to gold miners and gold. Allocations to Japan, Europe, and emerging markets were decreased. Positions in Asia ex Japan, emerging currencies, international small caps, and Europe were removed from the portfolio. Based on the changes, allocations to domestic stocks increased, while allocations to international stocks fell.

The fund remains overweight low volatility stocks, technology, telecommunications, and healthcare sectors. Small and mid-cap stocks, bonds, and Europe remain key underweight positions in the fund.

**Based on total net asset value as of October 31, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.09% Mid Cap Value
0.57% Commodity Funds
1.20% Small Cap Growth
1.24% Other / Cash Equivalents
2.10% Mid Cap Growth
3.65% Emerging Markets
3.73% Money Market Funds
19.00% Large Cap Growth
4.70% International Equity
11.80% Large Cap Value
18.60% Specialty
15.02% Bond Funds
17.30% Large Cap Blend

Top Ten Portfolio Holdings*

iShares - Russell 1000 Growth Index Fund **6.57%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares - Morningstar Large Value Index Fund **5.57%**
This Fund seeks investment results that correspond generally to the price and yield of the Morningstar Large Value Index.

iShares - S&P 100 Index Fund **4.63%**
The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap stocks, as represented by the Standard & Poor's 100 Index.

iShares - S&P 500 Growth Index Fund **4.54%**
This Fund seeks investment results that correspond with performance of the large-capitalization growth sector of the U.S. equity market.

iShares - Core S&P 500 ETF **4.50%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

iShares - Morningstar Large Growth Index Fund **4.16%**
The iShares Morningstar Large Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index.

Federated Prime Cash Obligations Fund **3.73%**
A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed-income securities.

iShares - Dow Jones US Telecommunications Sector Index Fund **2.53%**
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications Index.

SPDR - S&P 500 ETF Trust **2.52%**
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - Dow Jones US Healthcare Sector Index Fund **2.47%**
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. healthcare stocks, as represented by the Dow Jones U.S. Health Care Index.

AdvisorOne Funds Semi-Annual Report Liahona Fund - Performance Update

Annualized Total Returns as of October 31, 2012

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	0.89%	8.34%	8.78%	-0.25%	N/A	2.26%	4/19/06

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$30,000
$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
$26,165
$12,388
$11,571
4/19/06
4/30/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
7/12
10/12
Liahona Fund (Class N)
BarCap Govt/Credit 1-5 Yr TR USD
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Liahona Fund are 1.54%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap Govt/Credit 1-5 Yr USD 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report
Enhanced Income Fund - Portfolio Summary

Portfolio Commentary

The AdvisorOne Enhanced Income Fund outperformed its benchmark during the 6-month period through October 31 for a total return of 0.98 percent. Outperformance was primarily driven by strong performance in high yield bonds, Germany, and covered call income.

Greater signs of stability in Europe led to a rebound in European shares, namely German stocks. Germany is seen as a relatively strong area in Europe. High yield bonds generated a total return of 5.0 percent, driven by the investor search for yield and relatively strong corporate balance sheets. Over 5 percent of the portfolio was exposed to high yield bonds for much of April through September.

Covered call income contributed over 0.50 percent to performance. The VIX index rose above 20 in May and June, creating a strong opportunity for covered call income generation. Despite falling volatility for the remainder of the time period, the fund continued to generate consistent income with very little loss from shares called away.

Positions in real estate investment trust and metals and mining ETFs were added during the time period to decrease overall portfolio correlation. Coming into the next 6-month period, the portfolio remains balanced between cyclical positions designed to benefit from ongoing economic improvement and low correlated assets designed to add stability to the portfolio should market volatility remain.

**Based on total net asset value as of October 31, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.41% Common Stock
0.47% Other / Cash Equivalents
3.04% Mid Cap Blend
3.30% Small Cap Blend
3.99% Money Market Funds
4.28% Emerging Markets
41.05% Large Cap Blend
4.31% Bond Funds
38.15% Specialty

Top Ten Portfolio Holdings*

ProShares - Short S&P 500 — **22.81%**

The Fund seeks daily investment results that correspond to the inverse of the daily performance of the S&P 500 index.

SPDR - S&P 500 ETF Trust — **21.49%**

This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - Core S&P 500 ETF — **19.56%**

This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

iShares - iBoxx $ High Yield Corporate Bond Fund — **4.31%**

This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

ProShares Short Dow30 — **4.10%**

ProShares Short Dow30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average Index.

Federated Prime Cash Obligations Fund — **3.99%**

A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed-income securities.

ProShares Short Russell2000 — **3.53%**

ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index.

iShares - Russell 2000 Index Fund — **3.30%**

This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

SPDR - S&P MidCap 400 ETF Trust — **3.04%**

This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

iShares - Dow Jones US Real Estate Index Fund — **2.83%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, to the performance of the real estate sector of the U.S. equity market, as represented by the Dow Jones U.S. Real Estate Index.

AdvisorOne Funds Semi-Annual Report Enhanced Income Fund - Performance Update

Annualized Total Returns as of October 31, 2012

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	0.98%	6.24%	5.30%	N/A	N/A	4.98%	10/1/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Enhanced Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$16,000
$14,000
$12,000
$10,000
$8,000
10/1/09
10/31/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
7/12
10/12
$14,616
$11,617
Enhanced Income Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Enhanced Income Fund are 1.68%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report
Flexible Income Fund - Portfolio Summary

Portfolio Commentary

The AdvisorOne Flexible Income Fund continues to be positioned to take advantage of the relative yield advantage in investment grade corporate bonds and high yield corporate bonds.

Interest rates remained flat but volatile over the 6-month period ended October 31, as we continued to work through Eurozone debt issues and election uncertainty. Duration is short the benchmark, despite rates on the short end of the yield curve remaining in a holding pattern and the launch of Quantitative Easing 3 (QE3) in September. Economic data continues its forward momentum, but at a slow pace, which should put upward pressure on interest rates going forward.

Until we begin to see normalization of monetary policy, income generation remains key to performance relative to the benchmark as the Federal Reserve remains in a holding pattern on rates. Once normalization begins, duration management will become more important.

**Based on total net asset value as of October 31, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.20% Other / Cash Equivalents
10.91% Money Market Funds
12.95% Corporate Bonds
47.53% Bond Funds
27.41% U.S. Government and Agency Obligations

Top Ten Portfolio Holdings*

Federated Prime Cash Obligations Fund — **10.91%**
A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed-income securities.

iShares - iBoxx $ High Yield Corporate Bond Fund — **9.97%**
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

Vanguard - Total Bond Market ETF — **8.86%**
This Fund seeks to track the performance of a broad, market-weighted bond index.

iShares - Core Total US Bond Market ETF — **8.70%**
This Fund seeks investment results that correspond generally to the price and yield performance of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Bond Index.

iShares - Barclays Intermediate Credit Bond Fund — **6.52%**
This Fund seeks results that correspond generally to the price and yield performance of the investment grade credit sector of the U.S. bond market.

iShares - iBoxx $ Investment Grade Corporate Bond Fund — **2.73%**
This Fund seeks investment results that correspond generally to the price and yield performance of the corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.

iShares - Barclays Credit Bond Fund — **2.65%**
This Fund seeks investment results that correspond generally to the price and yield of the Barclays U.S. Credit Bond Index.

General Mills, Inc., 5.65%, due 2/15/19 — **2.09%**

AdvisorOne Funds Semi-Annual Report Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2012

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	2.84%	5.61%	5.50%	N/A	N/A	5.22%	10/1/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$16,000
$14,000
$12,000
$10,000
$8,000
10/1/09
10/31/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
7/12
10/12
$11,952
$11,696
Flexible Income Fund (Class N)
Barclays Aggregate Bond Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Flexible Income Fund are 1.17%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Barclays Capital U.S. Aggregate Bond Index provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities that are publicly offered for sale in the United States. The securities in the index must have at least 1 year remaining to maturity. In addition, the securities must be denominated in US dollars and must be fixed rate, nonconvertible, and taxable. Investors cannot invest directly in an index.

AdvisorOne Funds Semi-Annual Report Select Appreciation Fund - Portfolio Summary

Portfolio Commentary

The recent performance for the last six months ending on October 31 was volatile and included a strong market move lower in May due to ongoing European debt issues.

Select Appreciation was flat over the six months, but is up 11.36 percent for 2012. Nonetheless, performance trailed the S&P 500 Index, as investors sought the safety of large U.S. companies. The risk-off mentality of seeking safety in large U.S. companies definitely made it a tough environment to keep up, as any allocations away from the U.S. names hurt performance, especially in the first half of the year. While diversification helps to lower portfolio risk and stabilize returns over time, there are periods where a single asset class can dominate performance, such as the S&P 500 Index has over the last year.

During this period, Select Appreciation shifted its assets toward large caps and dividend-paying securities. Along with a small reduction in developed international and emerging markets, small cap and mid cap stocks were reduced to increase exposure toward the lower volatility securities. As the period ended, precious metals exposure was reduced after the increase in gold prices. Within the developed international exposure, the fund is allocated to the northern European countries with minimal exposure to the southern countries. The fund increased large caps about 15 percent but has been maintaining some exposure to domestic mid and small caps. Mid and small caps are more dependent on their home markets, with less exposure to global markets for revenues. With the U.S. being one of the better markets compared to the rest of the world, the fund focused on domestic firms for growth.

**Based on total net asset value as of October 31, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.98% Commodity Funds
0.77% Small Cap Value
1.11% Money Market Funds
0.56% Other / Cash Equivalents
2.11% International Equity
2.80% Mid Cap Value
7.03% Large Cap Growth
27.13% Mid Cap Blend
7.22% Emerging Markets
7.23% Small Cap Blend
8.76% Specialty
23.16% Large Cap Blend
11.14% Large Cap Value

Top Ten Portfolio Holdings*

SPDR - S&P MidCap 400 ETF Trust **15.43%**

This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

This is an exchange-traded note that provides investors with a cash payment at the scheduled maturity or optional redemption based on a leveraged participation in the S&P 500 TR Index.

SPDR - S&P 500 ETF Trust **8.99%**

This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

PowerShares - QQQ Trust Series I **7.03%**

This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.

iShares - Russell Midcap Index Fund **6.97%**

This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

Vanguard - MSCI Emerging Markets ETF **4.75%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

iShares - Core S&P Mid-Cap ETF **4.74%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. mid-cap stocks, as represented by the Standard & Poor's MidCap 400 Index.

iShares - Russell 2000 Index Fund **4.14%**

This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

iShares - High Dividend Equity Fund **3.84%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Dividend Yield Focus Index.

SPDR Dow Jones Industrial Average ETF Trust **3.82%**

SPDR Dow Jones Industrial Average ETF seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average.

AdvisorOne Funds Semi-Annual Report Select Appreciation Fund - Performance Update

Annualized Total Returns as of October 31, 2012

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-0.56%	10.94%	9.23%	N/A	N/A	8.80%	10/1/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Appreciation Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$16,000
$14,000
$12,000
$10,000
$8,000
$14,616
$12,969
10/1/09
10/31/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
7/12
10/12
Select Appreciation Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Appreciation Fund are 1.61%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Semi-Annual Report Shelter Fund - Portfolio Summary

Portfolio Commentary

The AdvisorOne Shelter Fund saw 14 signals to move assets in and out of the market over the last six months ended October 31. Shelter started the second calendar quarter 51 percent invested and the first couple of moves added to market exposure. However, as the quarter progressed, the fund had seven consecutive moves into protection into the spring and summer, as European issues appeared to becoming more severe. In late July, European Central Bank President Mario Draghi's "whatever it takes to save the euro" comments lead to an upward move in the market, which resulted in six signals to move back into the markets to close out the third quarter. To close out the first half of the year the markets seemed a bit friendlier and Shelter closed out the first half of the year 80 percent invested and 20 percent protected.

The equity allocation in the fund is consistent with the fund's need for broad-based, highly liquid ETFs, which are required to support the fund's ability to move into and out of protection. During the third quarter, fund managers were consistent with CLS investment themes of tilts towards emerging markets and, to some degree, mid and small cap stocks, though those tilts detracted from relative performance versus the S&P 500 Index.

**Based on total net asset value as of October 31, 2012. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.10% Emerging Markets
2.20% Money Market Funds
0.05% Other / Cash Equivalents
4.18% Small Cap Blend
4.20% Mid Cap Blend
4.27% Bond Funds
70.88% Large Cap Blend
12.12% U.S. Government and Agency Obligations

Top Ten Portfolio Holdings*

SPDR - S&P 500 ETF Trust — 35.48%

This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - Core S&P 500 ETF — 35.40%

This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

iShares - Barclays 1-3 Year Treasury Bond Fund — 4.27%

This Fund seeks to approximate the total rate of return that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Barclays U.S. 1-3 Year Treasury Bond Index.

iShares - Russell Midcap Index Fund — 3.09%

This Fund seeks investment results that correspond generally to the Russell Midcap Index.

iShares - Russell 2000 Index Fund — 3.07%

This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

Federated Prime Cash Obligations Fund — 2.20%

A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed-income securities.

iShares - MSCI EAFE Index Fund — 2.10%

This Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index.

iShares - MSCI Emerging Markets Index Fund — 1.54%

This Fund seeks investment results that correspond with the global emerging markets.

AdvisorOne Funds Semi-Annual Report Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2012

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-4.53%	-4.19%	N/A	N/A	N/A	-1.38%	12/30/09

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
$13,924
$10,972
$10,420
$9,614
12/30/09
1/31/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
1/12
4/12
7/12
10/12
Shelter Fund (Class N)
S&P 500 Index
BarCap U.S. Treasury 1-3 Yr
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Shelter Fund are 1.39%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

Barclays Capital U.S. Treasury 1-3 Year Index, is an unmanaged index of public obligations of the U.S. Treasury with a remaining maturity of one to three years.

CLS Investments, LLC (the "Adviser") has elected to change the benchmark comparison for the Fund. Going forward, the BarCap 1-3 Year Government Credit Index will be used. The BarCap 1-5 Year Government Credit Index will continue to be shown with the BarCap 1-3 Year Government Credit Index information for a period of one year.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund
October 31, 2012 (Unaudited)
	Shares	Value

Common Stock - 0.12%
Computers - 0.12%
Apple, Inc.	1,000	$ 595,100
Total Common Stock (cost $656,388)		595,100

Equity Funds - 99.18%
Commodity Funds - 1.60%
PowerShares DB Gold Fund *	55,000	3,254,350
PowerShares DB Precious Metals Fund *	55,000	3,258,200
United States Commodity Index Fund *	20,000	1,182,000
		7,694,550
Emerging Markets - 10.95%
iShares MSCI All Country Asia ex Japan Index Fund	150,000	8,445,000
iShares MSCI BRIC Index Fund	40,000	1,526,000
iShares MSCI Emerging Markets Index Fund	370,000	15,210,700
iShares S&P Asia 50 Index Fund	30,000	1,337,400
iShares S&P Latin America 40 Index Fund	145,000	6,127,700
SPDR S&P BRIC 40 ETF	170,000	3,928,700
SPDR S&P China ETF	40,000	2,739,600
SPDR S&P Emerging Asia Pacific ETF	110,000	8,011,300
Vanguard MSCI Emerging Markets ETF	125,000	5,186,250
		52,512,650
International Equity - 5.59%
iShares MSCI Canada Index Fund	130,000	3,702,400
iShares MSCI Germany Index Fund	372,000	8,533,680
iShares MSCI Pacific ex-Japan Index Fund	140,000	6,398,000
iShares MSCI Sweden Index Fund	60,000	1,660,800
iShares S&P Global 100 Index Fund	70,000	4,377,100
Vanguard FTSE All-World ex-US ETF	50,000	2,164,500
		26,836,480
Large Cap Blend - 19.28%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	20,000	3,204,000
iShares Core S&P 500 ETF	100,000	14,148,000
iShares S&P 100 Index Fund	65,000	4,212,650
SPDR S&P 500 ETF Trust	285,000	40,236,300
Vanguard Large-Cap ETF	255,000	16,452,600
Vanguard Mega Cap 300 ETF	10,000	485,900
Vanguard Total Stock Market ETF	190,000	13,740,800
		92,480,250
Large Cap Growth - 9.19%
iShares Russell 1000 Growth Index Fund	340,000	22,015,000
PowerShares QQQ Trust Series 1	340,000	22,083,000
		44,098,000

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value

Large Cap Value - 7.57%
iShares High Dividend Equity Fund	142,000	$ 8,576,800
iShares Morningstar Large Value Index Fund	50,000	3,249,500
RevenueShares Large Cap Fund	255,000	6,752,400
SPDR Dow Jones Industrial Average ETF Trust	70,000	9,142,000
Vanguard Dividend Appreciation ETF	65,000	3,830,450
Vanguard Value ETF	81,000	4,737,690
		36,288,840
Mid Cap Blend - 20.55%
iShares Core S&P Mid-Cap ETF	70,000	6,855,800
iShares Russell Midcap Index Fund	267,000	29,233,830
SPDR S&P MidCap 400 ETF Trust	166,000	29,589,500
Vanguard Extended Market ETF	150,000	8,809,500
Vanguard Mid-Cap ETF	300,000	24,069,000
		98,557,630
Mid Cap Growth - 2.22%
iShares Russell Midcap Growth Index Fund	175,000	10,631,250

Small Cap Blend - 5.77%
iShares Russell 2000 Index Fund	198,000	16,085,520
Vanguard Small-Cap ETF	147,000	11,598,300
		27,683,820
Specialty - 16.46%
iShares Dow Jones US Oil Equipment & Services Index Fund	20,000	999,200
iShares Dow Jones US Pharmaceuticals Index Fund	55,000	4,765,200
iShares Nasdaq Biotechnology Index Fund	50,000	6,590,500
iShares S&P Global Energy Sector Index Fund	10,000	389,200
Market Vectors Oil Service ETF *	25,000	962,250
PowerShares KBW Regional Banking Portfolio	15,000	414,750
SPDR Consumer Discretionary Select Sector Fund	15,000	691,050
SPDR Consumer Staples Select Sector Fund	240,000	8,493,600
SPDR Energy Select Sector Fund	350,000	25,158,000
SPDR Financial Select Sector Fund	100,000	1,588,000
SPDR Health Care Select Sector Fund	250,000	10,000,000
SPDR S&P Biotech ETF *	60,000	5,029,200
SPDR S&P Oil & Gas Equipment & Services ETF	35,000	1,145,200
SPDR S&P Pharmaceuticals ETF	56,000	3,165,680
SPDR Technology Select Sector Fund	332,000	9,584,840
		78,976,670

Total Equity Funds (cost $419,167,915)		475,760,140

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 0.96%
Federated Prime Cash Obligations Fund	4,587,211	$ 4,587,211
Total Money Market Funds (cost $4,587,211)		4,587,211

Total Investments (cost $424,411,514) - 100.26%		$ 480,942,451
Liabilities In Excess of Other Assets - (0.26)%		(1,234,284)
NET ASSETS - 100.00%		$ 479,708,167

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund
October 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 0.46%
Diversified Companies - 0.46%
Berkshire Hathaway, Inc. - Class B *	15,000	$ 1,295,250
Total Common Stock (cost $1,155,374)		1,295,250

Bond Funds - 31.76%
iShares 10+ Year Credit Bond Fund	1,000	63,970
iShares Baa - Ba Rated Corporate Bond Fund	5,000	266,100
iShares Barclays 1-3 Year Credit Bond Fund	3,000	317,400
iShares Barclays 3-7 Year Treasury Bond Fund	1,000	123,250
iShares Barclays 7-10 Year Treasury Bond Fund	1,000	107,890
iShares Barclays Credit Bond Fund	307,000	35,240,530
iShares Barclays Intermediate Credit Bond Fund	15,000	1,679,250
iShares Core Total US Bond Market ETF	1,000	112,150
iShares iBoxx $ High Yield Corporate Bond Fund	215,000	19,915,450
iShares iBoxx $ Investment Grade Corporate Bond Fund	140,000	17,222,800
PIMCO Enhanced Short Maturity Strategy Fund	1,000	101,520
SPDR Barclays Capital Aggregate Bond ETF	1,000	59,160
SPDR Barclays Capital High Yield Bond ETF	225,000	9,074,250
SPDR Barclays Capital Intermediate Term Credit Bond ETF	21,000	734,580
SPDR Barclays Capital Long Term Credit Bond ETF	1,000	42,560
SPDR Barclays Capital Short Term Corporate Bond ETF	3,000	92,610
Vanguard Intermediate-Term Bond ETF	3,000	270,900
Vanguard Intermediate-Term Corporate Bond ETF	25,000	2,219,375
Vanguard Long-Term Corporate Bond ETF	1,000	94,170
Vanguard Short-Term Bond ETF	5,000	406,800
Vanguard Short-Term Corporate Bond ETF	3,000	242,100
Vanguard Total Bond Market ETF	1,000	84,890
Total Bond Funds (cost $77,887,892)		88,471,705

Equity Funds - 52.00%
Commodity Funds - 1.32%
PowerShares DB Commodity Index Tracking Fund *	15,000	413,400
PowerShares DB Gold Fund *	20,000	1,183,400
PowerShares DB Precious Metals Fund *	20,000	1,184,800
United States Commodity Index Fund *	15,000	886,500
		3,668,100
Emerging Markets - 4.00%
iShares MSCI All Country Asia ex Japan Index Fund	40,000	2,252,000
iShares MSCI Emerging Markets Index Fund	41,000	1,685,510
iShares S&P Latin America 40 Index Fund	21,000	887,460
SPDR S&P BRIC 40 ETF	32,000	739,520

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Emerging Markets - 4.00% (Continued)
SPDR S&P Emerging Asia Pacific ETF	40,000	$ 2,913,200
Vanguard MSCI Emerging Markets ETF	64,000	2,655,360
		11,133,050
International Equity - 3.88%
iShares MSCI Germany Index Fund	80,000	1,835,200
iShares MSCI Pacific ex-Japan Index Fund	50,000	2,285,000
iShares S&P Global 100 Index Fund	55,000	3,439,150
Vanguard FTSE All-World ex-US ETF	40,000	1,731,600
Vanguard MSCI Pacific ETF	16,000	808,320
Vanguard Total World Stock ETF	15,000	715,950
		10,815,220
Large Cap Blend - 17.02%
iShares Core S&P 500 ETF	60,000	8,488,800
iShares S&P 100 Index Fund	20,000	1,296,200
SPDR S&P 500 ETF Trust	170,000	24,000,600
Vanguard Large-Cap ETF	85,000	5,484,200
Vanguard Total Stock Market Index ETF	113,000	8,172,160
		47,441,960
Large Cap Growth - 2.38%
iShares Russell 1000 Growth Index Fund	41,000	2,654,750
iShares S&P 500 Growth Index Fund	1,000	75,630
PowerShares QQQ Trust Series 1	60,000	3,897,000
		6,627,380
Large Cap Value - 9.81%
iShares High Dividend Equity Fund	110,000	6,644,000
iShares Morningstar Large Value Index Fund	50,000	3,249,500
iShares S&P 500 Value Index Fund	1,000	65,320
RevenueShares Large Cap ETF	70,000	1,853,600
SPDR Dow Jones Industrial Average ETF Trust	65,000	8,489,000
SPDR S&P Dividend ETF	15,000	868,950
Vanguard Dividend Appreciation ETF	60,000	3,535,800
Vanguard Value ETF	45,000	2,632,050
		27,338,220
Mid Cap Blend - 6.67%
iShares Core S&P Mid-Cap ETF	15,000	1,469,100
iShares Russell Midcap Index Fund	40,000	4,379,600
SPDR S&P MidCap 400 ETF Trust	41,000	7,308,250
Vanguard Extended Market ETF	39,000	2,290,470
Vanguard Mid-Cap ETF	39,000	3,128,970
		18,576,390
Mid Cap Value - 0.31%
iShares Dow Jones Select Dividend Index Fund	15,000	867,450

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Small Cap Blend - 1.69%
iShares Russell 2000 Index Fund	20,000	$ 1,624,800
Vanguard Small-Cap ETF	39,000	3,077,100
		4,701,900
Specialty - 4.92%
iShares Cohen & Steers Realty Majors Index Fund	10,000	768,300
iShares Diversified Alternatives Trust *	10,000	493,900
iShares Dow Jones US Pharmaceuticals Index Fund	20,000	1,732,800
iShares Dow Jones US Real Estate Index Fund	20,000	1,280,600
SPDR Consumer Staples Select Sector Fund	81,000	2,866,590
SPDR Energy Select Sector Fund	36,500	2,623,620
SPDR Health Care Select Sector Fund	70,000	2,800,000
SPDR S&P Pharmaceuticals ETF	20,000	1,130,600
		13,696,410

Total Equity Funds (cost $122,699,083)		144,866,080
	Principal ($)
Corporate Bonds - 15.05%
Agilent Technologies, Inc., 6.50%, due 11/1/17	$ 1,475,000	1,804,755
Alcoa, Inc., 5.87%, due 2/23/22	1,762,000	1,877,991
BMC Software, Inc., 7.25%, due 6/1/18	2,250,000	2,608,020
Bunge, Ltd. Financial, 8.50%, due 6/15/19	779,000	1,005,146
Chesapeake Energy Corp., 6.625%, due 8/15/20	3,075,000	3,236,438
Enogex, LLC, 6.25%, due 3/15/20 **	2,180,000	2,418,677
Farmers Insurance Exchange, 6.00%, due 8/1/14 **	2,510,000	2,673,303
General Electric Cap Corp., 6.00%, due 2/2/46	1,990,000	2,015,870
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,600,000	1,721,605
Israel Electric Corp Ltd., 7.25%, due 1/15/19 **	700,000	775,639
Johnson & Johnson, 5.15%, due 7/15/18	111,000	135,579
Morgan Stanley, 3.50%, due 9/30/17 ***	1,000,000	992,750
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	2,000,000	2,375,808
Pharmacia Corp., 6.50%, due 12/1/18	450,000	580,267
Pitney Bowes , Inc. 5.75%, due 9/15/17	1,850,000	2,028,864
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50%, due 9/30/14 **	2,140,000	2,318,690
Regency Energy Partners LP, 9.375%, due 6/1/16	1,000,000	1,086,250
Ryder System, Inc., 2.50%, due 3/1/17	365,000	371,410
Ryder System, Inc., 3.60%, due 3/1/16	48,000	50,749
Safeway, Inc., 5.00%, due 8/15/19	3,000,000	3,219,468
SLM Corp., 5.00%, due 4/15/15	1,200,000	1,280,402
Sunoco, Inc., 4.875%, due 10/15/14	1,344,000	1,411,200
TECO Finance, Inc., 4.00%, due 3/15/16	200,000	214,522
Timken Co., 6.00%, due 9/15/14	700,000	752,017

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Continued)
October 31, 2012 (Unaudited)
	Principal ($)	Value
Corporate Bonds - 15.05% (Continued)
Union Pacific Corp., 5.70%, due 8/15/18	$ 365,000	$ 446,925
Union Pacific Corp., 5.75%, due 11/15/17	896,000	1,083,857
UST, LLC, 5.75%, due 3/1/18	467,000	559,552
Vodafone Group PLC, 5.625%, due 2/27/17	450,000	534,557
Wells Fargo & Co., zero coupon, due 3/4/13	1,000,000	1,034,111
Westar Energy, Inc., 6.00%, due 7/1/14	1,207,000	1,308,226
Total Corporate Bonds (cost $38,875,557)		41,922,648
	Shares
Money Market Funds - 0.48%
Federated Prime Cash Obligations Fund	1,326,940	1,326,940
Total Money Market Funds (cost $1,326,940)		1,326,940

Total Investments (cost $241,944,846) - 99.75%		$ 277,882,623
Other Assets In Excess of Liabilities - 0.25%		706,295
NET ASSETS - 100.00%		$ 278,588,918

*Non-income producing security.
** 144A security
*** Variable rate security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund
October 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 1.02%
Oil & Gas - 1.02%
Exxon Mobil Corp.	25,000	$ 2,279,250
Total Common Stock (cost $1,806,086)		2,279,250

Bond Funds - 4.84%
iShares Barclays Credit Bond Fund	45,000	5,165,550
iShares iBoxx $ High Yield Corporate Bond Fund	45,000	4,168,350
SPDR Barclays Capital High Yield Bond ETF	35,000	1,411,550
Total Bond Funds (cost $10,169,690)		10,745,450

Equity Funds - 78.31%
Commodity Funds - 0.80%
PowerShares DB Gold Fund *	15,000	887,550
PowerShares DB Precious Metals Fund *	15,000	888,600
		1,776,150
Emerging Markets - 7.37%
iShares MSCI All Country Asia ex Japan Index Fund	50,000	2,815,000
iShares MSCI Emerging Markets Index Fund	151,000	6,207,610
iShares S&P Latin America 40 Index Fund	67,000	2,831,420
SPDR S&P BRIC 40 ETF	108,000	2,495,880
Vanguard MSCI Emerging Markets ETF	49,000	2,033,010
		16,382,920
International Equity - 3.36%
iShares MSCI Canada Index Fund	78,000	2,221,440
iShares MSCI Pacific ex-Japan Index Fund	115,000	5,255,500
		7,476,940
Large Cap Blend - 27.01%
iShares Core S&P 500 ETF	110,000	15,562,800
SPDR S&P 500 ETF Trust	205,000	28,941,900
Vanguard Large-Cap ETF	116,000	7,484,320
Vanguard Total Stock Market ETF	111,000	8,027,520
		60,016,540
Large Cap Growth - 6.06%
iShares Russell 1000 Growth Index Fund	50,000	3,237,500
PowerShares QQQ Trust Series 1	95,000	6,170,250
Vanguard Growth ETF	58,000	4,067,540
		13,475,290
Large Cap Value - 9.29%
iShares High Dividend Equity Fund	80,000	4,832,000
iShares Morningstar Large Value Index Fund	50,000	3,249,500
RevenueShares Large Cap Fund	92,000	2,436,160
SPDR Dow Jones Industrial Average ETF Trust	45,000	5,877,000
SPDR S&P Dividend ETF	27,000	1,564,110

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Large Cap Value - 9.29% (Continued)
Vanguard Value ETF	46,000	$ 2,690,540
		20,649,310
Mid Cap Blend - 12.18%
iShares Core S&P Mid-Cap ETF	25,000	2,448,500
iShares Russell Midcap Index Fund	44,000	4,817,560
SPDR S&P MidCap 400 ETF Trust	76,000	13,547,000
Vanguard Extended Market ETF	45,000	2,642,850
Vanguard Mid-Cap ETF	45,000	3,610,350
		27,066,260
Mid Cap Value - 0.70%
iShares Dow Jones Select Dividend Index Fund	27,000	1,561,410

Small Cap Blend - 4.51%
iShares Russell 2000 Index Fund	71,000	5,768,040
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	10,500	696,255
Vanguard Small-Cap ETF	45,000	3,550,500
		10,014,795
Specialty - 7.03%
iShares Dow Jones US Oil Equipment & Services Index Fund	9,000	449,640
iShares S&P Global Energy Sector Index Fund	44,000	1,712,480
iShares S&P Global Materials Sector Index Fund	26,000	1,546,220
Market Vectors Gold Miners ETF	10,000	528,500
Market Vectors Oil Services ETF *	12,000	461,880
PowerShares KBW Regional Banking Portfolio	10,000	276,500
SPDR Energy Select Sector Fund	50,000	3,594,000
SPDR Industrial Select Sector Fund	20,000	729,800
SPDR S&P Biotech ETF *	35,000	2,933,700
SPDR S&P Oil & Gas Equipment & Services ETF	15,000	490,800
SPDR Technology Select Sector Fund	100,000	2,887,000
		15,610,520

Total Equity Funds (cost $153,812,200)		174,030,135
	Principal ($)
Corporate Bonds - 15.55%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,160,000	1,419,333
Alcoa, Inc., 5.87%, due 2/23/22	1,719,000	1,832,160
Alcoa, Inc., 6.75%, due 7/15/18	743,000	857,727
BMC Software, Inc., 7.25%, due 6/1/18	1,650,000	1,912,548
Bunge Limited Finance Corp., 8.50%, due 6/15/19	712,000	918,696
Chesapeake Energy Corp., 6.625%, due 8/15/20	2,525,000	2,657,562
Corning, Inc., 7.25%, due 8/15/36	785,000	1,006,115
Enogex LLC, 6.25%, due 3/15/20 **	1,450,000	1,608,753
Farmers Insurance Exchange, 6.00%, due 8/1/14 **	1,800,000	1,917,110

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
October 31, 2012 (Unaudited)
	Principal ($)	Value
Corporate Bonds - 15.55% (Continued)
General Electric Capital Corp., 6.00%, due 2/2/46	$ 1,440,000	$ 1,458,720
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,583,000	1,703,313
Israel Electric Corp Ltd., 7.25%, due 1/15/19 **	700,000	775,639
Johnson & Johnson, 5.15%, due 7/15/18 **	87,000	106,264
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	1,615,000	1,918,465
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,623,871
Pharmacia Corp., 6.50%, due 12/1/18	370,000	477,108
Pitney Bowes, Inc. 5.75%, due 9/15/17	1,600,000	1,754,693
Ras Laffan Liquefied Natural Gas Co Ltd III, 5.50%, due 9/30/14 **	1,650,000	1,787,775
Regency Energy Partners LP, 9.375%, due 6/1/16	875,000	950,469
Ryder System, Inc., 2.50%, due 3/1/17	525,000	534,220
Ryder System, Inc., 3.60%, due 3/1/16	40,000	42,291
SLM Corp., 5.00%, due 4/15/15	600,000	640,201
Safeway, Inc., 5.00%, due 8/15/19	1,900,000	2,038,996
Union Pacific Corp., 5.70%, due 8/15/18	525,000	642,838
Union Pacific Corp., 5.75%, due 11/15/17	739,000	893,940
United States Steel Corp., 7.375%, due 4/1/20	1,200,000	1,206,000
Universal City Development Partners Ltd., 8.875%, due 11/15/15	177,000	185,050
UST, Inc., 5.75%, due 3/1/18	200,000	239,637
Vodafone Group PLC, 5.625%, due 2/27/17	370,000	439,525
Total Corporate Bonds (cost $30,484,509)		34,549,019
	Shares
Money Market Funds - 0.18%
Federated Prime Cash Obligations Fund	399,043	399,043
Total Money Market Funds (cost $399,043)		399,043

Total Investments (cost $196,671,528) - 99.90%		$ 222,002,897
Other Assets In Excess of Liabilities - 0.10%		215,784
NET ASSETS - 100.00%		$ 222,218,681

* Non-income producing security.
** 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund
October 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 4.50%
iShares Barclays 3-7 Year Treasury Bond Fund	6,000	$ 739,500
iShares Barclays 20+ Year Treasury Bond Fund	4,000	493,440
iShares iBoxx $ High Yield Corporate Bond Fund	27,000	2,501,010
iShares iBoxx $ Investment Grade Corporate Bond Fund	20,000	2,460,400
iShares JPMorgan USD Emerging Markets Bond Fund	6,000	729,660
PIMCO Enhanced Short Maturity Strategy Fund	5,000	507,600
Total Bond Funds (cost $7,248,815)		7,431,610

Equity Funds - 90.31%
Commodity Funds - 0.58%
iShares Gold Trust *	57,000	955,320

Emerging Markets - 5.12%
iShares MSCI All Country Asia ex Japan Index Fund	56,000	3,152,800
iShares MSCI Emerging Markets Minimum Volatility Index Fund	19,000	1,093,070
iShares MSCI Emerging Markets Small Cap Index Fund	5,000	225,900
iShares MSCI Poland Investable Market Index Fund	27,000	700,650
iShares MSCI Singapore Index Fund	20,000	266,000
iShares MSCI Taiwan Index Fund	126,000	1,587,600
SPDR S&P Emerging Europe ETF	8,000	325,840
Vanguard MSCI Emerging Markets ETF	27,000	1,120,230
		8,472,090
International Equity - 4.98%
iShares MSCI All Country World Minimum Volatility Index Fund	14,000	791,700
iShares MSCI EAFE Minimum Volatility Index Fund	7,000	381,640
iShares MSCI Germany Index Fund	34,000	779,960
iShares MSCI Hong Kong Index Fund	35,000	647,500
iShares MSCI Japan Index Fund	109,000	986,450
iShares MSCI South Korea Index Fund	4,000	230,320
iShares MSCI Switzerland Index Fund	15,000	377,850
iShares MSCI United Kingdom Index Fund	231,000	4,037,880
		8,233,300
Large Cap Blend - 8.65%
Guggenheim Russell Top 50 Mega Cap ETF	31,500	3,279,150
iShares Core S&P 500 ETF	22,000	3,112,560
iShares Morningstar Large Core Index Fund	49,000	3,969,000
iShares MSCI USA Minimum Volatility Index Fund	18,000	529,200
iShares S&P 100 Index Fund	25,000	1,620,250
SPDR S&P 500 ETF Trust	2,000	282,360
Vanguard Mega Cap 300 ETF	31,000	1,506,290
		14,298,810

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Large Cap Growth - 19.91%
Guggenheim S&P 500 Pure Growth ETF	30,000	$ 1,426,800
iShares Morningstar Large Growth Index Fund	67,000	5,078,600
iShares Russell 1000 Growth Index Fund	293,000	18,971,750
iShares S&P 500 Growth Index Fund	29,000	2,193,270
Vanguard Mega Cap 300 Growth ETF	95,000	5,225,000
		32,895,420
Large Cap Value - 10.53%
iShares High Dividend Equity Fund	25,000	1,510,000
iShares Morningstar Large Value Index Fund	69,000	4,484,310
iShares Russell 1000 Value Index Fund	71,000	5,097,800
iShares Russell Top 200 Value Index Fund	14,000	435,120
iShares S&P 500 Value Index Fund	68,000	4,441,760
PowerShares S&P 500 Low Volatility Portfolio	28,000	787,080
Vanguard Mega Cap 300 Value ETF	15,000	639,150
		17,395,220
Mid Cap Blend - 2.48%
iShares Morningstar Mid Core Index Fund	43,000	4,098,330

Mid Cap Growth - 4.67%
iShares Morningstar Mid Growth Index Fund	10,000	1,033,500
iShares Russell Midcap Growth Index Fund	110,000	6,682,500
		7,716,000
Mid Cap Value - 2.51%
Guggenheim S&P 500 Pure Value ETF	53,000	1,708,455
iShares Dow Jones Select Dividend Index Fund	4,000	231,320
iShares Morningstar Mid Value Index Fund	14,000	1,115,660
iShares Russell Midcap Value Index Fund	4,000	195,080
PowerShares S&P 500 High Beta Port ETF	44,000	898,480
		4,148,995
Small Cap Growth - 2.44%
iShares Morningstar Small Growth Index Fund	17,000	1,540,880
iShares Russell 2000 Growth Index Fund	27,000	2,498,310
		4,039,190
Small Cap Value - 0.43%
iShares Morningstar Small Value Index Fund	8,000	706,240

Specialty - 28.01%
Guggenheim S&P 500 Equal Weight Technology ETF	9,000	463,590
iPath S&P 500 VIX Mid-Term Futures ETN *	7,000	220,360
iShares Dow Jones US Financial Sector Index Fund	63,000	3,718,890
iShares Dow Jones US Healthcare Sector Index Fund	30,000	2,504,100
iShares Dow Jones US Industrial Sector Index Fund	16,000	1,127,520

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Specialty - 28.01% (continued)
iShares Dow Jones US Insurance Index Fund	38,000	$ 1,258,940
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	10,000	621,900
iShares Dow Jones US Oil Equipment & Services Index Fund	13,000	649,480
iShares Dow Jones US Real Estate Index Fund	2,000	128,060
iShares Dow Jones US Telecommunications Sector Index Fund	114,000	2,782,740
iShares Dow Jones US Utilities Sector Index Fund	6,000	542,940
iShares S&P Global Energy Sector Index Fund	86,000	3,347,120
iShares S&P Global Healthcare Sector Index Fund	18,000	1,155,600
iShares S&P Global Industrials Sector Index Fund	14,000	729,400
iShares S&P Global Technology Sector Index Fund	154,000	10,160,920
iShares S&P Global Telecommunications Sector Index Fund	11,000	640,970
iShares S&P North American Technology Index Fund	17,000	1,110,950
iShares S&P North American Technology-Multimedia Networking Index Fund	31,000	779,960
iShares S&P North American Technology-Software Index Fund	75,000	4,532,250
Market Vectors Gold Miners ETF	34,000	1,796,900
PowerShares DB US Dollar Index Bullish Fund *	30,000	656,700
PowerShares KBW Regional Banking Portfolio	20,000	553,000
PowerShares S&P SmallCap Energy Portfolio	4,000	130,760
PowerShares S&P SmallCap Information Technology Portfolio	26,000	759,460
ProShares Short MSCI EAFE *	14,000	627,760
SPDR Energy Select Sector Fund	6,000	431,280
SPDR S&P Regional Banking ETF	66,000	1,844,040
SPDR Technology Select Sector Fund	104,000	3,002,480
		46,278,070

Total Equity Funds (cost $137,383,052)		149,236,985

Money Market Funds - 5.49%
Federated Prime Cash Obligations Fund	9,071,652	9,071,652
Total Money Market Funds (cost $9,071,652)		9,071,652

Total Investments (cost $153,703,519) - 100.30%		$ 165,740,247
Liabilities in Excess of Other Assets - (0.30)%		(502,776)
NET ASSETS - 100.00%		$ 165,237,471

*Non-income producing security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Continued)
October 31, 2012 (Unaudited)

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund
October 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 15.02%
iShares Barclays 1-3 Year Credit Bond Fund	20,000	$ 2,116,000
iShares Barclays 3-7 Year Treasury Bond Fund	30,000	3,697,500
iShares Barclays 7-10 Year Treasury Bond Fund	29,000	3,128,810
iShares Barclays 20+ Year Treasury Bond Fund	43,000	5,304,480
iShares Barclays Credit Bond Fund	27,000	3,099,330
iShares Barclays Intermediate Credit Bond Fund	11,000	1,231,450
iShares Barclays MBS Bond Fund	3,000	326,340
iShares Barclays Short Treasury Bond Fund	16,000	1,763,360
iShares Barclays TIPS Bond Fund	11,000	1,348,160
iShares iBoxx $ High Yield Corporate Bond Fund	54,000	5,002,020
iShares iBoxx $ Investment Grade Corporate Bond Fund	31,000	3,813,620
iShares JPMorgan USD Emerging Markets Bond Fund	8,000	972,880
PIMCO Enhanced Short Maturity Strategy Fund	21,000	2,131,920
SPDR Barclays Capital High Yield Bond ETF	14,000	564,620
Total Bond Funds (cost $32,846,880)		34,500,490

Equity Funds - 81.14%
Commodity Funds - 0.57%
iShares Gold Trust *	78,000	1,307,280

Emerging Markets - 3.65%
iShares MSCI All Country Asia ex Japan Index Fund	32,000	1,801,600
iShares MSCI Emerging Markets Minimum Volatility Index Fund	38,000	2,186,140
iShares MSCI Emerging Markets Small Cap Index Fund	10,000	451,800
iShares MSCI Poland Investable Market Index Fund	6,000	155,700
iShares MSCI Singapore Index Fund	15,000	199,500
iShares MSCI Taiwan Index Fund	53,000	667,800
iShares S&P Emerging Markets Infrastructure Index Fund	9,000	299,250
Vanguard MSCI Emerging Markets ETF	63,000	2,613,870
		8,375,660
International Equity - 4.70%
iShares MSCI All Country World Minimum Volatility Index Fund	32,000	1,809,600
iShares MSCI EAFE Minimum Volatility Index Fund	23,000	1,253,960
iShares MSCI Germany Index Fund	38,000	871,720
iShares MSCI Hong Kong Index Fund	12,000	222,000
iShares MSCI Japan Index Fund	343,000	3,104,150
iShares MSCI Netherlands Investable Market Index Fund	5,000	95,500
iShares MSCI Switzerland Index Fund	48,000	1,209,120
iShares MSCI United Kingdom Index Fund	99,000	1,730,520
Vanguard MSCI Pacific ETF	10,000	505,200
		10,801,770

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Large Cap Blend - 17.30%
Guggenheim Russell Top 50 Mega Cap ETF	27,000	$ 2,810,700
iShares Core S&P 500 ETF	73,000	10,328,040
iShares Morningstar Large Core Index Fund	62,000	5,022,000
iShares MSCI USA Minimum Volatility Index Fund	83,000	2,440,200
iShares S&P 100 Index Fund	164,000	10,628,840
PowerShares S&P 500 High Quality Portfolio	96,000	1,492,800
SPDR S&P 500 ETF Trust	41,000	5,788,380
Vanguard Mega Cap 300 ETF	25,000	1,214,750
		39,725,710
Large Cap Growth - 19.00%
Guggenheim S&P 500 Pure Growth ETF	12,000	570,720
iShares Morningstar Large Growth Index Fund	126,000	9,550,800
iShares Russell 1000 Growth Index Fund	233,000	15,086,750
iShares Russell 3000 Growth Index Fund	15,000	791,550
iShares S&P 500 Growth Index Fund	138,000	10,436,940
Vanguard Growth ETF	58,000	4,067,540
Vanguard Mega Cap 300 Growth ETF	57,000	3,135,000
		43,639,300
Large Cap Value - 11.80%
Guggenheim S&P 500 Pure Value ETF	21,000	676,935
iShares High Dividend Equity Fund	62,000	3,744,800
iShares Morningstar Large Value Index Fund	197,000	12,803,030
iShares Russell 1000 Value Index Fund	77,000	5,528,600
iShares S&P 500 Value Index Fund	28,000	1,828,960
PowerShares S&P 500 Low Volatility Portfolio	67,000	1,883,370
Vanguard Mega Cap 300 Value ETF	15,000	639,150
		27,104,845
Mid Cap Blend - 0.46%
iShares Morningstar Mid Core Index Fund	11,000	1,048,410

Mid Cap Growth - 2.10%
iShares Morningstar Mid Growth Index Fund	25,000	2,583,750
iShares Russell Midcap Growth Index Fund	37,000	2,247,750
		4,831,500
Mid Cap Value - 1.09%
iShares Dow Jones Select Dividend Index Fund	16,000	925,280
iShares Russell Midcap Value Index Fund	16,000	780,320
iShares Morningstar Mid Value Index Fund	7,000	557,830
PowerShares S&P 500 High Beta Portfolio	12,000	245,040
		2,508,470
Small Cap Blend - 0.18%
iShares Russell 2000 Index Fund	5,000	406,200

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Small Cap Growth - 1.20%
iShares Morningstar Small Growth Index Fund	13,000	$ 1,178,320
iShares Russell 2000 Growth Index Fund	17,000	1,573,010
		2,751,330
Small Cap Value - 0.49%
iShares Morningstar Small Value Index Fund	7,000	617,960
iShares Russell 2000 Value Index Fund	7,000	509,740
		1,127,700
Specialty - 18.60%
iPath S&P 500 VIX Mid-Term Futures ETN *	14,000	440,720
iShares Dow Jones US Financial Sector Index Fund	25,000	1,475,750
iShares Dow Jones US Healthcare Sector Index Fund	68,000	5,675,960
iShares Dow Jones US Industrial Sector Index Fund	3,000	211,410
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	6,000	373,140
iShares Dow Jones US Oil Equipment & Services Index Fund	6,000	299,760
iShares Dow Jones US Pharmaceuticals Index Fund	8,000	693,120
iShares Dow Jones US Real Estate Index Fund	7,000	448,210
iShares Dow Jones US Telecommunications Sector Index Fund	238,000	5,809,580
iShares Dow Jones US Utilities Sector Index Fund	11,000	995,390
iShares S&P Global Energy Sector Index Fund	48,000	1,868,160
iShares S&P Global Healthcare Sector Index Fund	50,000	3,210,000
iShares S&P Global Industrials Sector Index Fund	6,000	312,600
iShares S&P Global Technology Sector Index Fund	58,000	3,826,840
iShares S&P Global Telecommunications Sector Index Fund	42,000	2,447,340
iShares S&P North American Technology Sector Index Fund	20,000	1,307,000
iShares S&P North American Technology-Multimedia Networking Index Fund	66,000	1,660,560
iShares S&P North American Technology-Software Index Fund	29,000	1,752,470
Market Vectors Gold Miners ETF	14,000	739,900
PowerShares DB US Dollar Index Bullish Fund *	254,000	5,560,060
PowerShares KBW Regional Banking Portfolio	10,000	276,500
PowerShares S&P SmallCap Information Technology Portfolio	37,000	1,080,770
ProShares Short MSCI EAFE *	14,000	627,760
SPDR S&P Regional Banking ETF	45,000	1,257,300
SPDR Utilities Select Sector Fund	10,000	368,700
		42,719,000

Total Equity Funds (cost $168,002,387)		186,347,175

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 3.73%
Federated Prime Cash Obligations Fund	8,557,175	$ 8,557,175
Total Money Market Funds (cost $8,557,175)		8,557,175

Total Investments (cost $209,406,442) - 99.89%		$ 229,404,840
Other Assets In Excess of Liabilities - 0.11%		248,192
NET ASSETS - 100.00%		$ 229,653,032

*Non-income producing security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund
October 31, 2012 (Unaudited)
	Shares	Value
Common Stock - 1.41%
Miscellaneous Manufacturing - 0.51%
General Electric Co.	21,000	$ 442,260

Oil & Gas - 0.90%
ConocoPhillips +	5,500	318,175
Exxon Mobil Corp. +	5,000	455,850
		774,025

Total Common Stock (cost $1,058,832)		1,216,285

Bond Funds - 4.31%
iShares iBoxx $ High Yield Corporate Bond Fund	40,000	3,705,200
Total Bond Funds (cost $3,459,778)		3,705,200

Equity Funds - 90.39%
Emerging Markets - 4.28%
iShares FTSE China 25 Index Fund +	42,000	1,544,340
iShares MSCI Emerging Markets Index Fund	52,000	2,137,720
		3,682,060
International Equity - 0.57%
iShares MSCI Germany Index Fund +	21,300	488,622

Large Cap Blend - 41.05%
iShares Core S&P 500 ETF +	119,000	16,836,120
SPDR S&P 500 ETF Trust +	131,000	18,494,580
		35,330,700
Mid Cap Blend - 3.04%
SPDR S&P MidCap 400 ETF Trust +	14,700	2,620,275

Small Cap Blend - 3.30%
iShares Russell 2000 Index Fund +	35,000	2,843,400

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Specialty - 38.15%
iShares Dow Jones US Real Estate Index Fund	38,000	$ 2,433,140
ProShares Short Dow30 * +	101,500	3,529,155
ProShares Short Russell2000 * +	119,000	3,035,690
ProShares Short S&P500 * +	566,000	19,634,540
SPDR Energy Select Sector Fund +	18,000	1,293,840
SPDR S&P Bank ETF	36,000	851,040
SPDR S&P Biotech ETF *	9,400	787,908
SPDR S&P Metals & Mining ETF +	19,000	845,500
SPDR Technology Select Sector Fund	14,500	418,615
		32,829,428

Total Equity Funds (cost $77,869,400)		77,794,485

Money Market Funds - 3.99%
Federated Prime Cash Obligations Fund	3,435,398	3,435,398
Total Money Market Funds (cost $3,435,398)		3,435,398

Total Investments (cost $85,823,408) - 100.10%		$ 86,151,368
Liabilities in Excess of Other Assets - (0.10)%		(88,028)
NET ASSETS - 100.00%		$ 86,063,340

* Non-income producing security.
+ Subject to written options.
The market value of securities held to cover written call options at October 31, 2012 was $71,940,087.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written *
ConocoPhillips Call	45	$ 630
November 2012, Exercise Price $60
Exxon Mobil Corp. Call	45	720
November 2012, Exercise Price $95
AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
October 31, 2012 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares Core S&P 500 ETF Call	200	$ 11,000
November 2012, Exercise Price $149
iShares Core S&P 500 ETF Call	400	11,000
November 2012, Exercise Price $150
iShares FTSE China 25 Index Fund Call	125	2,750
November 2012, Exercise Price $38
iShares FTSE China 25 Index Fund Call	225	1,800
November 2012, Exercise Price $39
iShares MSCI Germany Index Fund Call	100	250
November 2012, Exercise Price $25
iShares Russell 2000 Index Fund Call	125	875
November 2012, Exercise Price $86
ProShares Short Dow30 Call	500	10,000
November 2012, Exercise Price $36
ProShares Short Dow30 Call	350	1,750
November 2012, Exercise Price $37
ProShares Short Russell2000 Call	400	7,000
November 2012, Exercise Price $27
ProShares Short S&P500 Call	2,900	29,000
November 2012, Exercise Price $36
ProShares Short S&P500 Call	2,000	10,000
November 2012, Exercise Price $37
SPDR Energy Select Sector Fund Call	55	110
November 2012, Exercise Price $78
SPDR S&P 500 ETF Trust Call	250	3,750
November 2012, Exercise Price $148
SPDR S&P 500 ETF Trust Call	375	3,750
November 2012, Exercise Price $149
SPDR S&P 500 ETF Trust Call	500	3,500
November 2012, Exercise Price $150
SPDR S&P Metals & Mining ETF Call	50	250
November 2012, Exercise Price $50
SPDR S&P Metals & Mining ETF Call	50	150
November 2012, Exercise Price $51
SPDR S&P MidCap 400 ETF Trust Call	60	1,500
November 2012, Exercise Price $187
SPDR S&P MidCap 400 ETF Trust Call	65	650
November 2012, Exercise Price $188
Total Call Options Written (Proceeds $147,626)		$ 100,435

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund
October 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 47.53%
iShares Barclays 1-3 Year Credit Bond Fund	3,725	$ 394,105
iShares Barclays Agency Bond Fund	3,275	372,433
iShares Barclays Credit Bond Fund	32,925	3,779,461
iShares Barclays Intermediate Credit Bond Fund	83,180	9,312,001
iShares Barclays MBS Bond Fund	5,475	595,570
iShares Core Total US Bond Market ETF	110,751	12,420,725
iShares iBoxx $ High Yield Corporate Bond Fund	153,555	14,223,800
iShares iBoxx $ Investment Grade Corporate Bond Fund	31,725	3,902,809
iShares S&P National Municipal Bond Fund	7,725	867,131
iShares S&P Short Term National AMT-Free Municipal Bond Fund	8,300	885,942
iShares S&P US Preferred Stock Index Fund	17,275	691,864
PowerShares Financial Preferred Portfolio	36,250	670,262
SPDR Barclays Capital Aggregate Bond ETF	15,550	919,938
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	25,800	902,484
SPDR Barclays Capital Mortgage Backed Bond ETF	9,675	268,791
SPDR DB International Government Inflation-Protected Bond ETF	32,000	1,987,520
SPDR Nuveen Barclays Capital California Municipal Bond ETF	18,000	448,200
Vanguard Intermediate-Term Corporate Bond ETF	20,300	1,802,133
Vanguard Mortgage-Backed Securities ETF	3,300	173,910
Vanguard Short-Term Corporate Bond ETF	7,075	570,953
Vanguard Total Bond Market ETF	148,935	12,643,092
Total Bond Funds (cost $64,305,848)		67,833,124
	Principal ($)
Corporate Bonds - 12.95%
Bank of America Corp., 5.42%, due 3/15/17	$ 1,000,000	1,085,201
Corning, Inc., 6.20%, due 3/15/16	345,000	387,495
Electricite de France SA, 6.50%, due 1/26/19 *	1,000,000	1,236,631
Enogex, LLC, 6.25%, due 3/15/20 *	1,255,000	1,392,404
General Mills, Inc., 5.65%, due 2/15/19	2,429,000	2,983,966
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,000,000	1,076,003
Israel Electric Corp Ltd., 7.25%, due 1/15/19 *	1,000,000	1,108,056
Israel Electric Corp Ltd., zero coupon, due 1/17/18 *	1,100,000	929,500
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 *	200,000	237,581
President and Fellows of Harvard College, 6.30% due 10/1/37	1,900,000	2,209,909
Prudential Insurance Co. of America, 8.30%, due 7/1/25 *	1,200,000	1,622,823
Safeway, Inc., 5.00%, due 8/15/19	2,000,000	2,146,312
Wells Fargo & Co., zero coupon, due 3/4/13	2,000,000	2,068,222
Total Corporate Bonds (cost $17,582,056)		18,484,103

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
October 31, 2012 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 27.41%
Fannie Mae Benchmark, 4.00%, due 6/25/21	$ 128,477	$ 129,715
Federal Farm Credit Bank, 5.25%, due 12/28/27	1,000,000	1,285,432
Federal Home Loan Bank, 2.90%, due 4/20/17	413,781	427,446
FGLMC, 4.50%, due 2/1/41	768,313	828,196
FGLMC, 5.50%, due 6/1/34	768,684	841,547
FGLMC, 6.00%, due 5/1/37	469,574	517,593
FGLMC, 6.50%, due 9/1/38	147,921	168,334
FGLMC, 6.50%, due 3/1/39	179,705	204,387
FGLMC, 6.50%, due 4/1/39	734,259	835,107
FNCL, 3.50%, due 12/1/30	700,603	750,605
FNCL, 3.50%, due 7/1/32	986,526	1,058,476
FNCL, 4.00%, due 2/1/40	659,546	706,774
FNCL, 4.00%, due 10/1/40	674,112	722,095
FNCL, 4.00%, due 6/1/41	884,612	948,510
FNCL, 4.00%, due 9/1/41	1,501,994	1,610,957
FNCL, 4.00%, due 12/1/41	818,526	877,906
FNCL, 5.00%, due 10/1/39	61,522	67,125
FNCL, 5.00%, due 11/1/39	762,799	832,264
FNCL, 5.00%, due 2/1/40	1,319,948	1,446,751
FNCL, 5.50%, due 12/1/39	611,382	670,480
FNCL, 5.50%, due 4/1/40	728,346	806,034
FNCL, 6.00%, due 12/1/35	986,177	1,102,614
FNCL, 6.00%, due 12/1/38	466,594	517,383
FNCL, 6.50%, due 7/1/37	54,876	65,229
FNCL, 6.50%, due 12/1/37	34,416	40,909
FNCL, 6.50%, due 10/1/39	154,489	175,792
FNMA, 2.00%, due 8/28/20	1,000,000	1,009,800
FNMA, 5.38%, due 11/13/28	1,000,000	1,095,213
Freddie Mac, 2.00%, due 3/12/20	1,000,000	1,006,546
Freddie Mac, 5.40%, due 3/17/21	750,000	866,015
GNMA, 3.50%, due 7/16/39	559,310	597,541
GNMA, 4.00%, due 2/20/39	841,683	894,259
United States Treasury Bond, 7.875%, due 2/15/21	1,000,000	1,515,547
United States Treasury Bond, 10.625%, due 8/15/15	500,000	641,836
United States Treasury Inflation Indexed Bond, 1.125%, due 1/15/21	2,000,000	2,490,864
United States Treasury Note, 2.125%, due 11/30/14	1,475,000	1,530,428

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
October 31, 2012 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 27.41% (continued)
United States Treasury Note, 2.375%, due 9/30/14	$ 25,000	$ 25,992
United States Treasury Note, 2.375%, due 10/31/14	625,000	650,781
United States Treasury Note, 2.625%, due 6/30/14	100,000	103,902
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,074,766
United States Treasury Note, 2.75%, due 10/31/13	175,000	179,409
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,083,516
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,095,391
United States Treasury Note, 4.25%, due 11/15/13	175,000	182,301
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,935,353
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,172,734
United States Treasury Note, 4.75%, due 5/15/14	125,000	133,579
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,191,875
Total U.S. Government and Agency Obligations (cost $36,891,259)		39,115,309
	Shares
Money Market Funds - 10.91%
Federated Prime Cash Obligations Fund	15,564,861	15,564,861
Total Money Market Funds (cost $15,564,861)		15,564,861

Total Investments (cost $134,344,024) - 98.80%		$ 140,997,397
Other Assets In Excess of Liabilities - 1.20%		1,715,765
NET ASSETS - 100.00%		$ 142,713,162

* 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund
October 31, 2012 (Unaudited)
	Shares	Value

Common Stock - 0.76%
Computers - 0.76%
Apple, Inc	1,000	$ 595,100
Total Common Stock (cost $656,388)		595,100

Equity Funds - 98.33%
Commodity Funds - 0.98%
PowerShares DB Gold Fund *	6,500	384,605
PowerShares DB Precious Metals Fund *	6,500	385,060
		769,665
Emerging Markets - 7.22%
iShares MSCI All Country Asia ex Japan Index Fund	5,000	281,500
iShares MSCI Emerging Markets Index Fund	25,000	1,027,750
iShares S&P Latin America 40 Index Fund	15,000	633,900
Vanguard MSCI Emerging Markets ETF	90,000	3,734,100
		5,677,250
International Equity - 2.11%
iShares MSCI Canada Index Fund	10,000	284,800
iShares MSCI Pacific ex-Japan Index Fund	30,000	1,371,000
		1,655,800
Large Cap Blend - 23.16%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	65,000	10,413,000
SPDR S&P 500 ETF Trust	50,000	7,059,000
Vanguard Total Stock Market ETF	10,000	723,200
		18,195,200
Large Cap Growth - 7.03%
PowerShares QQQ Trust Series 1	85,000	5,520,750

Large Cap Value - 11.14%
iShares High Dividend Equity Fund	50,000	3,020,000
RevenueShares Large Cap Fund	20,000	529,600
SPDR Dow Jones Industrial Average ETF Trust	23,000	3,003,800
SPDR S&P Dividend ETF	38,000	2,201,340
		8,754,740
Mid Cap Blend - 27.13%
iShares Core S&P Mid-Cap ETF	38,000	3,721,720
iShares Russell Midcap Index Fund	50,000	5,474,500
SPDR S&P MidCap 400 ETF Trust	68,000	12,121,000
		21,317,220

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value

Mid Cap Value - 2.80%
iShares Dow Jones Select Dividend Index Fund	38,000	$ 2,197,540

Small Cap Blend - 7.23%
iPath Long Extended Russell 2000 TR Index ETN *	10,000	680,000
iShares Russell 2000 Index Fund	40,000	3,249,600
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	5,000	331,550
Vanguard Small Cap ETF	18,000	1,420,200
		5,681,350
Small Cap Value - 0.77%
RevenueShares Small Cap Fund	17,000	602,310

Specialty - 8.76%
iShares Dow Jones US Oil Equipment & Services Index Fund	6,000	299,760
Market Vectors Gold Miners ETF	10,000	528,500
Market Vectors Oil Service ETF *	8,000	307,920
PowerShares KBW Regional Banking Portfolio	10,000	276,500
SPDR Consumer Discretionary Select Sector Fund	6,000	276,420
SPDR Consumer Staples Select Sector Fund	20,000	707,800
SPDR Energy Select Sector Fund	20,000	1,437,600
SPDR Financial Select Sector Fund	1,000	15,880
SPDR Health Care Select Sector Fund	1,000	40,000
SPDR Industrial Select Sector Fund	1,000	36,490
SPDR Materials Select Sector Fund	1,000	35,990
SPDR Technology Select Sector Fund	1,000	28,870
SPDR Utilities Select Sector Fund	1,000	36,870
SPDR S&P Biotech ETF *	20,000	1,676,400
SPDR S&P Oil & Gas Equipment & Services ETF	10,000	327,200
SPDR S&P Pharmaceuticals ETF	15,000	847,950
		6,880,150

Total Equity Funds (cost $68,400,054)		77,251,975

Money Market Funds - 1.11%
Federated Prime Cash Obligations Fund	871,229	871,229
Total Money Market Funds (cost $871,229)		871,229

Total Investments (cost $69,927,671) - 100.20%		$ 78,718,304
Liabilities in Excess of Other Assets - (0.20)%		(159,621)
NET ASSETS - 100.00%		$ 78,558,683

*Non-income producing security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund (Continued)
October 31, 2012 (Unaudited)

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Shelter Fund
October 31, 2012 (Unaudited)
	Shares	Value
Bond Funds - 4.27%
iShares Barclays 1-3 Year Treasury Bond Fund	25,000	$ 2,110,500
Total Bond Funds (cost $2,110,625)		2,110,500

Equity Funds - 83.46%
Emerging Markets - 2.10%
iShares MSCI Emerging Markets Index Fund	18,550	762,591
Vanguard MSCI Emerging Markets Index Fund	6,615	274,456
		1,037,047
International Equity - 2.10%
iShares MSCI EAFE Index Fund	19,375	1,037,919

Large Cap Blend - 70.88%
iShares Core S&P 500 ETF	123,600	17,486,928
SPDR S&P 500 ETF Trust	124,145	17,526,791
		35,013,719
Mid Cap Blend - 4.20%
iShares Russell Midcap Index Fund	13,955	1,527,933
Vanguard Mid-Cap ETF	6,795	545,163
		2,073,096
Small Cap Blend - 4.18%
iShares Russell 2000 Index Fund	18,660	1,515,938
Vanguard Small-Cap ETF	6,990	551,511
		2,067,449

Total Equity Funds (cost $41,751,596)		41,229,230
	Principal ($)
U.S. Government and Agency Obligations - 12.12%
United States Treasury Bond, zero coupon due 8/15/13	$ 3,000,000	2,995,107
United States Treasury Bond, zero coupon due 11/15/13	3,000,000	2,992,830
Total U.S. Government and Agency Obligations (cost $5,989,125)		5,987,937

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Shelter Fund (Continued)
October 31, 2012 (Unaudited)
	Shares	Value
Money Market Funds - 2.20%
Federated Prime Cash Obligations Fund	1,084,976	$ 1,084,976
Total Money Market Funds (cost $1,084,976)		1,084,976

Total Investments (cost $50,936,322) - 102.05%		$ 50,412,643
Liabilities In Excess of Other Assets - (2.05)%		(1,013,180)
NET ASSETS - 100.00%		$ 49,399,463

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities
October 31, 2012 (Unaudited)
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 424,411,514	$ 241,944,846	$ 196,671,528	$ 153,703,519	$ 209,406,442
Investments in securities, at value	$ 480,942,451	$ 277,882,623	$ 222,002,897	$ 165,740,247	$ 229,404,840
Cash	-	4,229	-	-	-
Receivable for securities sold	-	-	-	-	-
Receivable for fund shares sold	709,875	1,116,337	611,641	224,969	1,047,280
Interest and dividends receivable	13,390	582,983	516,403	1,582	2,740
Prepaid expenses and other assets	23,922	14,870	29,633	8,676	12,034
Total Assets	481,689,638	279,601,042	223,160,574	165,975,474	230,466,894
Liabilities:
Dividends payable	-	-	-	-	-
Payable for fund shares redeemed	1,447,843	720,208	699,779	551,791	561,047
Accrued advisory fees	433,416	236,406	181,260	134,739	192,333
Fees payable to other affiliates	65,714	39,437	48,338	33,896	41,798
Accrued distribution (12b-1) fees	2,663	-	-	-	-
Call options written, at fair value (premiums
received $0, $0, $0, $0, $0)	-	-	-	-	-
Accrued expenses and other liabilities	31,835	16,073	12,516	17,577	18,684
Total Liabilities	1,981,471	1,012,124	941,893	738,003	813,862
Net Assets	$ 479,708,167	$ 278,588,918	$ 222,218,681	$ 165,237,471	$ 229,653,032
Net Assets:
Paid in capital	$ 509,063,699	$ 257,259,884	$ 212,979,616	$ 159,028,960	$ 205,152,701
Undistributed net investment income (loss)	3,934,999	5,661,496	4,126,976	602,243	953,451
Accumulated net realized gain (loss)
on investments and written options	(89,821,468)	(20,270,239)	(20,219,280)	(6,430,460)	3,548,482
Net unrealized appreciation (depreciation)
on investments and written options	56,530,937	35,937,777	25,331,369	12,036,728	19,998,398
Net Assets	$ 479,708,167	$ 278,588,918	$ 222,218,681	$ 165,237,471	$ 229,653,032
Class C Shares:
Net assets	$ 2,874,352	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)*	$ 12.92	$ -	$ -	$ -	$ -
Total shares outstanding at end of period	222,501	-	-	-	-

Class N Shares:
Net assets	$ 476,833,815	$ 278,588,918	$ 222,218,681	$ 165,237,471	$ 229,653,032
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 13.70	$ 10.39	$ 9.96	$ 10.88	$ 10.25
Total shares outstanding at end of period	34,807,704	26,820,816	22,306,918	15,188,062	22,405,766

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Continued)
October 31, 2012 (Unaudited)
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
Assets:	Fund	Fund	Fund	Fund
Investments, at cost	$ 85,823,408	$ 134,344,024	$ 69,927,671	$ 50,936,322
Investments in securities, at value	$ 86,151,368	$ 140,997,397	$ 78,718,304	$ 50,412,643
Cash	-	-	-	-
Receivable for securities sold	-	1,109,470	-	-
Receivable for fund shares sold	311,440	761,437	75,297	64,808
Interest and dividends receivable	4,006	464,075	3,819	198
Prepaid expenses and other assets	20,136	19,008	19,522	30,851
Total Assets	86,486,950	143,351,387	78,816,942	50,508,500
Liabilities:
Dividends payable	7,726	590	-	-
Payable for fund shares redeemed	235,270	557,055	160,961	1,003,276
Accrued advisory fees	47,728	60,511	56,908	38,721
Fees payable to other affiliates	25,012	11,341	24,265	50,496
Accrued distribution (12b-1) fees	-	-	-	-
Call options written, at fair value (premiums
received $147,626, $0, $0, $0)	100,435	-	-	-
Accrued expenses and other liabilities	7,439	8,728	16,125	16,544
Total Liabilities	423,610	638,225	258,259	1,109,037
Net Assets	$ 86,063,340	$ 142,713,162	$ 78,558,683	$ 49,399,463
Net Assets:
Paid in capital	$ 91,179,358	$ 135,370,498	$ 66,852,983	$ 54,930,638
Undistributed net investment income (loss)	2,028,537	(24,987)	371,417	(10,327)
Accumulated net realized gain (loss)
on investments and written options	(7,519,706)	714,278	2,543,650	(4,997,169)
Net unrealized appreciation (depreciation)
on investments and written options	375,151	6,653,373	8,790,633	(523,679)
Net Assets	$ 86,063,340	$ 142,713,162	$ 78,558,683	$ 49,399,463
Class C Shares:
Net assets	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ -	$ -	$ -	$ -
Total shares outstanding at end of period	-	-	-	-

Class N Shares:
Net assets	$ 86,063,340	$ 142,713,162	$ 78,558,683	$ 49,399,463
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.22	$ 10.74	$ 12.45	$ 9.48
Total shares outstanding at end of period	8,424,360	13,293,500	6,311,937	5,209,529

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations
For the Six Months Ended October 31, 2012 (Unaudited)
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 922	$ 834,155	$ 749,409	$ 2,304	$ 2,144
Dividend income	4,041,337	3,579,448	2,257,445	1,485,453	2,354,221
Total investment income	4,042,259	4,413,603	3,006,854	1,487,757	2,356,365
Expenses:
Investment advisory fees	2,442,648	1,386,686	1,120,019	840,060	1,153,402
Administration fees	172,761	121,455	103,385	80,983	106,302
Transfer agent fees	89,902	76,974	96,731	65,206	74,541
Accounting fees	43,577	29,983	27,399	24,670	27,914
Professional fees	21,353	14,989	12,181	10,835	13,340
Registration & filing fees	26,814	15,845	15,128	13,616	15,782
Distribution fees (12b-1) - Class C Shares	14,800	-	-	-	-
Chief compliance officer fees	11,478	6,754	5,367	3,987	5,337
Insurance expense	4,925	3,397	2,614	1,720	2,356
Custodian fees	20,323	11,441	9,440	7,167	9,578
Printing and postage expense	11,455	7,014	8,054	5,627	6,823
Trustees' fees	4,180	4,487	4,254	4,291	4,385
Miscellaneous fees and expenses	24,571	13,932	15,132	11,155	12,213
Total expenses before waivers	2,888,787	1,692,957	1,419,704	1,069,317	1,431,973
Expenses waived	(67,034)	(98,754)	(132,423)	(103,974)	(106,188)
Net Expenses	2,821,753	1,594,203	1,287,281	965,343	1,325,785
Net Investment Income (Loss)	1,220,506	2,819,400	1,719,573	522,414	1,030,580
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	9,615,143	3,086,765	5,326,804	1,531,956	1,845,376
Options written	-	69,808	105,623	-	-
Total net realized gain (loss)	9,615,143	3,156,573	5,432,427	1,531,956	1,845,376
Net change in unrealized appreciation
(depreciation) on investments	(11,781,054)	1,650,125	(4,028,351)	(3,238,397)	(965,678)
Net change in unrealized appreciation
(depreciation) on written options	-	6,598	4,474	-	-
Net Realized and Unrealized Gain
(Loss) on Investments	(2,165,911)	4,813,296	1,408,550	(1,706,441)	879,698
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ (945,405)	$ 7,632,696	$ 3,128,123	$ (1,184,027)	$ 1,910,278

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Continued)
For the Six Months Ended October 31, 2012 (Unaudited)
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 965	$ 837,453	$ 128	$ 52,755
Dividend income	769,228	1,571,894	552,244	292,904
Total investment income	770,193	2,409,347	552,372	345,659
Expenses:
Investment advisory fees	382,540	469,314	402,700	289,738
Administration fees	45,606	73,317	43,246	45,984
Transfer agent fees	78,416	83,849	45,524	15,139
Accounting fees	19,695	23,432	19,349	14,595
Professional fees	7,921	10,667	7,820	5,346
Registration & filing fees	14,715	15,178	14,715	14,315
Distribution fees (12b-1) - Class C Shares	-	-	-	-
Chief compliance officer fees	2,163	3,420	2,003	1,547
Insurance expense	995	1,739	778	586
Custodian fees	3,500	5,708	3,372	2,542
Printing and postage expense	5,110	5,101	3,781	1,576
Trustees' fees	4,335	4,180	4,487	4,254
Miscellaneous fees and expenses	11,285	10,124	7,618	5,239
Total expenses before waivers	576,281	706,029	555,393	400,861
Expenses waived	(130,009)	(128,493)	(92,669)	(67,963)
Net Expenses	446,272	577,536	462,724	332,898
Net Investment Income (Loss)	323,921	1,831,811	89,648	12,761
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	725,171	693,025	2,890,015	(1,031,729)
Options written	639,095	-	50,829	-
Total net realized gain (loss)	1,364,266	693,025	2,940,844	(1,031,729)
Net change in unrealized appreciation
(depreciation) on investments	(851,564)	1,458,265	(3,512,471)	(1,732,571)
Net change in unrealized appreciation
(depreciation) on written options	(41,039)	-	763	-
Net Realized and Unrealized Gain
(Loss) on Investments	471,663	2,151,290	(570,864)	(2,764,300)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 795,584	$ 3,983,101	$ (481,216)	$(2,751,539)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2012	Year Ended	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012	(Unaudited)	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,220,506	$ 2,901,444	$ 2,819,400	$ 5,354,222
Net realized gain (loss) on investments	9,615,143	9,563,117	3,086,765	1,577,869
Net realized gain (loss) on written options	-	-	69,808	43,021
Distributions of realized gains
by underlying investment companies	-	143,663	-	151,161
Net change in unrealized appreciation
(depreciation) on investments	(11,781,054)	(39,739,064)	1,650,125	(3,416,974)
Net change in unrealized appreciation
(depreciation) on written options	-	-	6,598	(6,598)
Net increase (decrease) in net assets
resulting from operations	(945,405)	(27,130,840)	7,632,696	3,702,701
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(3,253,799)	-	(5,452,595)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(3,253,799)	-	(5,452,595)
From Fund Share Transactions (Note 6)	(23,167,647)	(42,343,545)	(7,352,686)	23,729,958
Total Increase (Decrease) in Net Assets	(24,113,052)	(72,728,184)	280,010	21,980,064

Net Assets:
Beginning of period	503,821,219	576,549,403	278,308,908	256,328,844
End of period	$ 479,708,167	$503,821,219	$ 278,588,918	$278,308,908
Undistributed net investment income
at end of period	$ 3,934,999	$ 2,714,493	$ 5,661,496	$ 2,842,096

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Select Allocation Fund		Descartes Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2012	Year Ended	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012	(Unaudited)	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,719,573	$ 3,669,626	$ 522,414	$ 964,066
Net realized gain (loss) on investments	5,326,804	2,833,962	1,531,956	5,014,397
Net realized gain (loss) on written options	105,623	62,636	-	-
Distributions of realized gains
by underlying investment companies	-	85,825	-	1,924
Net change in unrealized appreciation
(depreciation) on investments	(4,028,351)	(12,572,678)	(3,238,397)	(11,450,548)
Net change in unrealized appreciation
(depreciation) on written options	4,474	(4,474)	-	-
Net increase (decrease) in net assets
resulting from operations	3,128,123	(5,925,103)	(1,184,027)	(5,470,161)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(3,574,228)	-	(940,915)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(3,574,228)	-	(940,915)
From Fund Share Transactions (Note 6)	(11,471,434)	(738,458)	(7,248,836)	(11,215,461)
Total Increase (Decrease) in Net Assets	(8,343,311)	(10,237,789)	(8,432,863)	(17,626,537)

Net Assets:
Beginning of period	230,561,992	240,799,781	173,670,334	191,296,871
End of period	$ 222,218,681	$ 230,561,992	$ 165,237,471	$173,670,334
Undistributed net investment income
at end of period	$ 4,126,976	$ 2,407,403	$ 602,243	$ 79,829

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund		Enhanced Income Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2012	Year Ended	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012	(Unaudited)	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,030,580	$ 2,015,426	$ 323,921	$ 919,561
Net realized gain (loss) on investments	1,845,376	6,863,786	725,171	(6,791,224)
Net realized gain (loss) on written options	-	-	639,095	2,308,817
Distributions of realized gains
by underlying investment companies	-	18,561	-	-
Net change in unrealized appreciation
(depreciation) on investments	(965,678)	(9,521,684)	(851,564)	(946,583)
Net change in unrealized appreciation
(depreciation) on written options	-	-	(41,039)	279,793
Net increase (decrease) in net assets
resulting from operations	1,910,278	(623,911)	795,584	(4,229,636)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(2,103,398)	(323,927)	(2,948,104)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	(4,143,256)	-	(3,649,546)
Total Dividends and Distributions
to Shareholders	-	(6,246,654)	(323,927)	(6,597,650)
From Fund Share Transactions (Note 6)	(5,729,512)	10,628,285	3,926,282	4,328,681
Total Increase (Decrease) in Net Assets	(3,819,234)	3,757,720	4,397,939	(6,498,605)

Net Assets:
Beginning of period	233,472,266	229,714,546	81,665,401	88,164,006
End of period	$ 229,653,032	$ 233,472,266	$ 86,063,340	$ 81,665,401
Undistributed (Overdistributed) net investment income
at end of period	$ 953,451	$ (77,129)	$ 2,028,537	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Flexible Income Fund		Select Appreciation Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2012	Year Ended	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012	(Unaudited)	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,831,811	$ 3,413,058	$ 89,648	$ 317,593
Net realized gain (loss) on investments	693,025	35,543	2,890,015	(405,182)
Net realized gain (loss) on written options	-	-	50,829	-
Distributions of realized gains
by underlying investment companies	-	112,090	-	9,109
Net change in unrealized appreciation
(depreciation) on investments	1,458,265	2,609,479	(3,512,471)	(3,700,353)
Net change in unrealized appreciation
(depreciation) on written options	-	-	763	(763)
Net increase (decrease) in net assets
resulting from operations	3,983,101	6,170,170	(481,216)	(3,779,596)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	(1,856,798)	(3,534,236)	-	-
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	(28,896)	-	(2,197,703)
Total Dividends and Distributions
to Shareholders	(1,856,798)	(3,563,132)	-	(2,197,703)
From Fund Share Transactions (Note 6)	(2,538,226)	32,891,456	(4,504,032)	321,434
Total Increase (Decrease) in Net Assets	(411,923)	35,498,494	(4,985,248)	(5,655,865)

Net Assets:
Beginning of period	143,125,085	107,626,591	83,543,931	89,199,796
End of period	$ 142,713,162	$ 143,125,085	$ 78,558,683	$ 83,543,931
Undistributed (Overdistributed) net investment income
at end of period	$ (24,987)	$ -	$ 371,417	$ 281,769

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Shelter Fund

	Six Months
	Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 12,761	$ (96,282)
Net realized gain (loss) on investments	(1,031,729)	(3,802,250)
Net realized gain (loss) on written options	-	-
Distributions of realized gains
by underlying investment companies	-	-
Net change in unrealized appreciation
(depreciation) on investments	(1,732,571)	(5,410,148)
Net change in unrealized appreciation
(depreciation) on written options	-	-
Net increase (decrease) in net assets
resulting from operations	(2,751,539)	(9,308,680)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-
Class N	-	-
From Net Realized Gains:
Class C	-	-
Class N	-	(641,108)
Total Dividends and Distributions
to Shareholders	-	(641,108)
From Fund Share Transactions (Note 6)	(11,056,139)	15,664,679
Total Increase (Decrease) in Net Assets	(13,807,678)	5,714,891

Net Assets:
Beginning of period	63,207,141	57,492,250
End of period	$ 49,399,463	$ 63,207,141
Overdistributed net investment income
at end of period	$ (10,327)	$ (23,088)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class C Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2012		2012	2011	2010	2009		2008
	(Unaudited)
Net asset value, beginning of period	$ 13.00		$ 13.73	$ 11.80	$ 8.37	$ 14.31		$ 14.47

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	(0.03)		(0.05)	(0.07)	(0.07)	0.01		(0.10)
Net realized and unrealized gain (loss)
on investments	(0.05)		(0.68)	2.00	3.52	(5.60)		0.65
Total income (loss) from
investment operations	(0.08)		(0.73)	1.93	3.45	(5.59)		0.55

Less distributions from:
net investment income	-		-	-	(0.02)	-		-
net realized gain	-		-	-	-	(0.35)		(0.71)
Total distributions from net investment
income and net realized gains	$ -		$ -	$ -	$ (0.02)	$ (0.35)		$ (0.71)

Net asset value, end of period	$ 12.92		$ 13.00	$ 13.73	$ 11.80	$ 8.37		$ 14.31

Total return (c)	(0.62)%	(g)	(5.32)%	16.36%	41.17%	(38.90)%		3.62%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 2,874		$ 3,146	$ 3,963	$ 4,130	$ 3,292		$ 5,850
Ratio of expenses to
average net assets (d)	2.15%	(f)	2.15%	2.15%	2.15%	2.15%	(e)	2.15	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.18%	(f)	2.17%	2.17%	2.15%	2.15%	(e)	2.15	(e)
Ratio of net investment income (loss) to
average net assets (b)	(0.49)%	(f)	(0.41)%	(0.56)%	(0.64)%	0.11%		(0.67)%
Portfolio turnover rate	12%	(g)	19%	53%	29%	69%		44%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Gemini Fund Services, LLC (the "Administrator")
not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior period expense reimbursement by Adviser.
(f) Annualized for periods less than one year.
(g) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2012		2012	2011	2010	2009		2008
	(Unaudited)
Net asset value, beginning of period	$ 13.72		$ 14.44	$ 12.34	$ 8.75	$ 14.97		$ 15.02

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.03		0.08	0.06	0.04	0.12		0.06
Net realized and unrealized gain (loss)
on investments	(0.05)		(0.71)	2.09	3.68	(5.88)		0.67
Total income (loss) from
investment operations	(0.02)		(0.63)	2.15	3.72	(5.76)		0.73

Less distributions from:
net investment income	-		(0.09)	(0.05)	(0.13)	(0.11)		(0.06)
net realized gains	-		-	-	-	(0.35)		(0.72)
Total distributions from net investment
income and net realized gains	-		(0.09)	(0.05)	(0.13)	(0.46)		(0.78)

Net asset value, end of period	$ 13.70		$ 13.72	$ 14.44	$ 12.34	$ 8.75		$ 14.97

Total return (c)	(0.15)%	(g)	(4.31)%	17.47%	42.60%	(38.26)%		4.64%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 476,834		$500,675	$572,587	$555,827	$517,478		$825,756
Ratio of expenses to
average net assets (d)	1.15%	(f)	1.15%	1.15%	1.15%	1.15%	(e)	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.18%	(f)	1.17%	1.17%	1.15%	1.15%	(e)	1.15%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.51%	(f)	0.59%	0.46%	0.37%	1.13%		0.39%
Portfolio turnover rate	12%	(g)	19%	53%	29%	69%		44%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior period expense reimbursement by Adviser.
(f) Annualized for periods less than one year.
(g) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2012		2012	2011	2010	2009	2008
	(Unaudited)
Net asset value, beginning of period	$ 10.10		$ 10.21	$ 9.31	$ 7.48	$ 10.51	$ 11.39

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.10		0.20	0.23	0.22	0.25	0.23
Net realized and unrealized gain (loss)
on investments	0.19		(0.10)	0.91	1.82	(3.04)	(0.33)
Total income (loss) from
investment operations	0.29		0.10	1.14	2.04	(2.79)	(0.10)

Less distributions from:
net investment income	-		(0.21)	(0.24)	(0.21)	(0.13)	(0.23)
net realized gains	-		-	-	-	(0.11)	(0.55)
Total distributions from net investment
income and net realized gains	-		(0.21)	(0.24)	(0.21)	(0.24)	(0.78)

Net asset value, end of period	$ 10.39		$ 10.10	$ 10.21	$ 9.31	$ 7.48	$ 10.51

Total return (c)	2.87%	(f)	1.12%	12.42%	27.39%	(26.48)%	(1.13)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 278,589		$278,309	$256,329	$215,419	$126,290	$168,224
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.22%	(e)	1.22%	1.23%	1.22%	1.27%	1.23%
Ratio of net investment income (loss) to
average net assets (b)	2.03%	(e)	2.09%	2.38%	2.58%	2.98%	2.06%
Portfolio turnover rate	10%	(f)	13%	27%	27%	67%	66%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Select Allocation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2012		2012	2011	2010	2009	2008
	(Unaudited)
Net asset value, beginning of period	$ 9.81		$ 10.22	$ 8.92	$ 6.58	$ 11.32	$ 11.14

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.08		0.16	0.16	0.15	0.18	0.14
Net realized and unrealized gain (loss)
on investments	0.07		(0.41)	1.31	2.36	(4.63)	0.65
Total income (loss) from
investment operations	0.15		(0.25)	1.47	2.51	(4.45)	0.79

Less distributions from:
net investment income	-		(0.16)	(0.17)	(0.17)	(0.09)	(0.13)
net realized gains	-		-	-	-	(0.20)	(0.48)
Total distributions from net investment
income and net realized gains	-		(0.16)	(0.17)	(0.17)	(0.29)	(0.61)

Net asset value, end of period	$ 9.96		$ 9.81	$ 10.22	$ 8.92	$ 6.58	$ 11.32

Total return (c)	1.53%	(f)	(2.31)%	16.57%	38.27%	(39.25)%	6.93%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 222,219		$230,562	$240,800	$189,223	$120,365	$164,936
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.27%	(e)	1.27%	1.25%	1.28%	1.30%	1.23%
Ratio of net investment income (loss) to
average net assets (b)	1.54%	(e)	1.68%	1.74%	1.80%	2.31%	1.18%
Portfolio turnover rate	18%	(f)	33%	26%	40%	75%	83%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2012		2012	2011	2010	2009	2008
	(Unaudited)
Net asset value, beginning of period	$ 10.95		$ 11.29	$ 9.48	$ 6.87	$ 10.84	$ 11.32

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.03		0.06	0.05	0.06	0.09	0.04
Net realized and unrealized gain (loss) on
on investments	(0.10)		(0.34)	1.82	2.63	(3.99)	(0.10)
Total income (loss) from
investment operations	(0.07)		(0.28)	1.87	2.69	(3.90)	(0.06)

Less distributions from:
net investment income	-		(0.06)	(0.06)	(0.08)	(0.06)	(0.06)
net realized gains	-		-	-	-	(0.01)	(0.36)
Total distributions from net investment
income and net realized gains	-		(0.06)	(0.06)	(0.08)	(0.07)	(0.42)

Net asset value, end of period	$ 10.88		$ 10.95	$ 11.29	$ 9.48	$ 6.87	$ 10.84

Total return (c)	(0.64)%	(f)	(2.43)%	19.80%	39.21%	(35.92)%	(0.75)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 165,237		$173,670	$191,297	$156,512	$106,006	$161,765
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.27%	(e)	1.26%	1.26%	1.27%	1.26%	1.22%
Ratio of net investment income (loss) to
average net assets (b)	0.62%	(e)	0.57%	0.53%	0.68%	1.14%	0.39%
Portfolio turnover rate	22%	(f)	43%	25%	27%	38%	38%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2012		2012	2011	2010	2009	2008
	(Unaudited)
Net asset value, beginning of period	$ 10.16		$ 10.48	$ 9.17	$ 7.18	$ 10.40	$ 10.94

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.05		0.09	0.11	0.12	0.19	0.12
Net realized and unrealized gain (loss)
on investments	0.04		(0.12)	1.32	2.00	(3.24)	(0.33)
Total income (loss) from
investment operations	0.09		(0.03)	1.43	2.12	(3.05)	(0.21)

Less distributions from:
net investment income	-		(0.10)	(0.12)	(0.13)	(0.13)	(0.12)
net realized gains	-		(0.19)	-	-	(0.04)	(0.21)
Total distributions from net investment
income and net realized gains	-		(0.29)	(0.12)	(0.13)	(0.17)	(0.33)

Net asset value, end of period	$ 10.25		$ 10.16	$ 10.48	$ 9.17	$ 7.18	$ 10.40

Total return (c)	0.89%	(f)	(0.09)%	15.72%	29.57%	(29.31)%	(2.06)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 229,653		$233,472	$229,715	$167,282	$ 41,093	$ 47,740
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.24%	(e)	1.24%	1.24%	1.29%	1.43%	1.39%
Ratio of net investment income (loss) to
average net assets (b)	0.89%	(e)	0.91%	1.17%	1.40%	2.30%	1.14%
Portfolio turnover rate	22%	(f)	46%	22%	7%	46%	49%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Enhanced Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended		Year Ended	Year Ended	Period Ended
	October 31,		April 30,	April 30,	April 30,
	2012		2012	2011	2010 *
	(Unaudited)
Net asset value, beginning of period	$ 10.16		$ 11.11	$ 10.58	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.04		0.09	0.11	0.06
Net realized and unrealized gain (loss)
on investments	0.06		(0.22)	0.83	0.57
Total income (loss) from
investment operations	0.10		(0.13)	0.94	0.63

Less distributions from:
net investment income	(0.04)		(0.35)	(0.11)	(0.05)
net realized gains	-		(0.47)	(0.30)	(0.00)	(g)
Total distributions from net investment
income and net realized gains	(0.04)		(0.82)	(0.41)	(0.05)

Net asset value, end of period	$ 10.22		$ 10.16	$ 11.11	$ 10.58

Total return (c)	0.98%	(f)	(0.83)%	9.11%	6.32%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 86,063		$ 81,665	$ 88,164	$ 53,124
Ratio of expenses to
average net assets (d)	1.05%	(e)	1.05%	1.05%	1.05%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.36%	(e)	1.26%	1.36%	1.90%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.76%	(e)	0.89%	1.02%	1.07%	(e)
Portfolio turnover rate	38%	(f)	184%	86%	3%	(f)

*	The Enhanced Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended		Year Ended	Year Ended	Period Ended
	October 31,		April 30,	April 30,	April 30,
	2012		2012	2011	2010 *
	(Unaudited)
Net asset value, beginning of period	$ 10.58		$ 10.37	$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.14		0.28	0.32	0.15
Net realized and unrealized gain (loss)
on investments	0.16		0.22	0.29	0.06
Total income (loss) from
investment operations	0.30		0.50	0.61	0.21

Less distributions from:
net investment income	(0.14)		(0.29)	(0.32)	(0.10)
net realized gains	-		-	(0.03)	-
Total distributions from net investment
income and net realized gains	(0.14)		(0.29)	(0.35)	(0.10)

Net asset value, end of period	$ 10.74		$ 10.58	$ 10.37	$ 10.11

Total return (c)	2.84%	(f)	4.94%	6.10%	2.15%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 142,713		$ 143,125	$ 107,627	$ 67,364
Ratio of expenses to
average net assets (d)	0.80%	(e)	0.80%	0.80%	0.80%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	0.98%	(e)	0.98%	1.01%	1.48%	(e)
Ratio of net investment income (loss) to
average net assets (b)	2.54%	(e)	2.71%	3.07%	2.64%	(e)
Portfolio turnover rate	17%	(f)	8%	10%	3%	(f)

*	The Flexible Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Select Appreciation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	October 31,		April 30,	April 30,	April 30,
	2012		2012	2011	2010*
	(Unaudited)
Net asset value, beginning of period	$ 12.52		$ 13.37	$ 11.25	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.01		0.05	0.04	0.01
Net realized and unrealized gain (loss)
on investments	(0.08)		(0.57)	2.15	1.30
Total income from
investment operations	(0.07)		(0.52)	2.19	1.31

Less distributions from:
net investment income	-		-	(0.05)	(0.06)
net realized gains	-		(0.33)	(0.02)	(0.00)	(g)
Total distributions from net investment
income and net realized gains	-		(0.33)	(0.07)	(0.06)

Net asset value, end of period	$ 12.45		$ 12.52	$ 13.37	$ 11.25

Total return (c)	(0.56)%	(f)	(3.54)%	19.50%	13.14%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 78,559		$ 83,544	$ 89,200	$ 66,472
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.38%	(e)	1.37%	1.35%	1.90%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.22%	(e)	0.40%	0.37%	0.23%	(e)
Portfolio turnover rate	23%	(f)	49%	42%	20%	(f)

*	The Select Appreciation Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	October 31,		April 30,	April 30,	April 30,
	2012		2012	2011	2010*
	(Unaudited)
Net asset value, beginning of period	$ 9.93		$ 11.74	$ 10.44	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	-		(0.02)	0.04	(0.01)
Net realized and unrealized gain (loss)
on investments	(0.45)		(1.70)	1.31	0.45
Total income from
investment operations	(0.45)		(1.72)	1.35	0.44

Less distributions from:
net investment income	-		-	(0.05)	-
net realized gains	-		(0.09)	-	-
Total distributions from net investment
income and net realized gains	-		(0.09)	(0.05)	-

Net asset value, end of period	$ 9.48		$ 9.93	$ 11.74	$ 10.44

Total return (c)	(4.53)%	(f)	(14.60)%	12.95%	4.40%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 49,399		$ 63,207	$ 57,492	$ 12,444
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.38%	(e)	1.29%	1.34%	4.05%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.04%	(e)	(0.15)%	0.37%	(0.26)%	(e)
Portfolio turnover rate	114%	(f)	311%	89%	0%	(f)

* Fund commenced operations on December 30, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements

October 31, 2012 (Unaudited)

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund,  and Shelter Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.  The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Select Allocation Fund	Total return, consisting of capital growth and income
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income
Enhanced Income Fund	Total return, consisting of capital growth and income
Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
Select Appreciation Fund Shelter Fund	Long-term growth Limiting the impact of large equity market declines. The Fund's secondary investment objective is growth of capital.

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Amerigo

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 595,100	$ -	$ -	$ 595,100
Equity Funds	475,760,140	-	-	475,760,140
Money Market Funds	4,587,211	-	-	4,587,211
Total	$ 480,942,451	$ -	$ -	$ 480,942,451

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

Clermont

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,295,250	$ -	$ -	$ 1,295,250
Bond Funds	88,471,705	-	-	88,471,705
Equity Funds	144,866,080	-	-	144,866,080
Corporate Bonds	-	41,922,648	-	41,922,648
Money Market Funds	1,326,940	-	-	1,326,940
Total	$ 235,959,975	$ 41,922,648	$ -	$ 277,882,623

Select Allocation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,279,250	$ -	$ -	$ 2,279,250
Bond Funds	10,745,450	-	-	10,745,450
Equity Funds	174,030,135	-	-	174,030,135
Corporate Bonds	-	34,549,019	-	34,549,019
Money Market Funds	399,043	-	-	399,043
Total	$ 187,453,878	$ 34,549,019	$ -	$ 222,002,897

Descartes

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 7,431,610	$ -	$ -	$ 7,431,610
Equity Funds	149,236,985	-	-	149,236,985
Money Market Funds	9,071,652	-	-	9,071,652
Total	$ 165,740,247	$ -	$ -	$ 165,740,247

Liahona

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 34,500,490	$ -	$ -	$ 34,500,490
Equity Funds	186,347,175	-	-	186,347,175
Money Market Funds	8,557,175	-	-	8,557,175
Total	$ 229,404,840	$ -	$ -	$ 229,404,840

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

Enhanced Income

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,216,285	$ -	$ -	$ 1,216,285
Bond Funds	3,705,200	-	-	3,705,200
Equity Funds	77,794,485	-	-	77,794,485
Money Market Funds	3,435,398	-	-	3,435,398
Total	$ 86,151,368	$ -	$ -	$ 86,151,368
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 76,435	$ 24,000	$ -	$ 100,435
Total	$ 76,435	$ 24,000	$ -	$ 100,435

Flexible Income

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 67,833,124	$ -	$ -	$ 67,833,124
Corporate Bonds	-	18,484,103	-	18,484,103
U.S. Government & Agency Obligations	-	39,115,309	-	39,115,309
Money Market Funds	15,564,861	-	-	15,564,861
Total	$ 83,397,985	$ 57,599,412	$ -	$ 140,997,397

Select Appreciation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 595,100	$ -	$ -	$ 595,100
Equity Funds	77,251,975	-	-	77,251,975
Money Market Funds	871,229	-	-	871,229
Total	$ 78,718,304	$ -	$ -	$ 78,718,304

Shelter

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 2,110,500	$ -	$ -	$ 2,110,500
Equity Funds	41,229,230	-	-	41,229,230
U.S. Government & Agency Obligations	-	5,987,937	-	5,987,937
Money Market Funds	1,084,976	-	-	1,084,976
Total	$ 44,424,706	$ 5,987,937	$ -	$ 50,412,643

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Schedules of Investments for security classifications.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six-months ended October 31, 2012, the Funds net realized gains, stated in the table below, on options subject to equity price risk are included in the line item marked “Net realized gain (loss) on options written” and the Funds had net unrealized depreciation, stated below, on options subject to equity price risk are included in the line item marked “Net change in unrealized appreciation (depreciation) on written options” on the Statements of Operations in this shareholder report.

			Change in Unrealized
		Net Realized	Appreciation/
	Fair Value	Gain	(Depreciation)
Clermont Fund	$ -	$ 69,808	$ 6,598
Select Allocation Fund	-	105,623	4,474
Enhanced income Fund	100,435	639,095	(41,039)
Select Appreciation Fund	-	50,829	763

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

The number of option contracts written and the premiums received during the six-months ended October 31, 2012, were as follows:

	Clermont Fund		Select Allocation Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,850	$ 12,632	2,350	$ 15,236
Options written	4,660	57,574	7,425	100,195
Options exercised	(55)	(397)	(290)	(9,808)
Options expired	(6,455)	(69,809)	(9,485)	(105,623)
Options closed	-	-	-	-
Options outstanding,
end of period	-	$ -	-	$ -

	Enhanced Income Fund		Select Appreciation Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	6,865	$ 138,310	905	$ 10,347
Options written	45,232	754,936	2,369	42,211
Options exercised	(1,326)	(18,588)	(55)	(1,729)
Options expired	(35,632)	(599,829)	(3,219)	(50,829)
Options closed	(6,319)	(127,203)	-	-
Options outstanding, end of period	8,820	$ 147,626	-	$ -

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets for all funds with the exception of Enhanced Income and Flexible Income. The rates these funds will pay are as follows: Enhanced Income, 0.90%; and Flexible Income, 0.65%.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits at least through August 31, 2013.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N (Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter)	1.15%
Class N (Enhanced)	1.05%
Class N (Flexible Income)	0.80%

The waivers and reimbursements, if any, of the Adviser’s fees for the period ended October 31, 2012 were as follows:

Fund	Waiver/Reimbursement

Amerigo Fund	$ 67,034
Clermont Fund	98,754
Select Allocation Fund	132,423
Descartes Fund	103,974
Liahona Fund	106,188
Enhanced Income Fund	130,009
Flexible Income Fund	128,493
Select Appreciation Fund	92,669
Shelter Fund	67,963

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the six-months ended October 31, 2012 the Adviser recaptured no fees for prior period expense waivers/reimbursements from the Funds.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

Fund	2013	2014	2015	Total
Amerigo Fund	$ 23,324	$ 117,624	$ 84,102	$ 225,050
Clermont Fund	128,022	183,614	190,941	502,577
Select Allocation Fund	195,804	214,664	254,216	664,684
Descartes Fund	148,783	173,239	194,363	516,385
Liahona Fund	107,844	163,287	203,266	474,397
Enhanced Income Fund	101,850	202,927	215,163	519,940
Flexible Income Fund	97,013	186,281	220,663	503,957
Select Appreciation Fund	108,252	144,237	173,168	425,657
Shelter Fund	58,895	63,239	89,893	212,027

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plan for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Trustee will receive a flat fee of $6,000 per quarter.  Previously, each Trustee received $3,000 for each regular board meeting attended in-person.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

Two Trustees and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities including written options owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2012, were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Amerigo Fund	$ 425,016,541	$ 59,603,390	$ (3,677,480)	$ 55,925,910
Clermont Fund	241,806,327	37,341,005	(1,283,939)	36,057,066
Select Allocation	197,146,454	25,745,215	(908,482)	24,836,733
Descartes Fund	154,143,279	12,945,441	(1,348,473)	11,596,968
Liahona Fund	209,482,526	21,319,159	(1,396,845)	19,922,314
Enhanced Income	88,928,600	2,582,562	(5,362,683)	(2,780,121)
Flexible Income	134,346,577	6,655,740	(4,920)	6,650,820
Select Appreciation	70,039,464	9,035,208	(367,478)	8,667,730
Shelter Fund	51,061,546	-	(648,903)	(648,903)

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-months ended October 31, 2012, were as follows:

	Purchases	Sales
Amerigo Fund	$ 59,378,955	$ 70,008,944
Clermont Fund	27,949,264	32,253,423
Select Allocation Fund	40,266,627	48,923,343
Descartes Fund	35,323,083	45,158,400
Liahona Fund	48,226,901	54,135,156
Enhanced Income Fund	21,120,206	16,629,480
Flexible Income Fund	21,470,806	26,396,734
Select Appreciation Fund	18,369,798	21,209,028
Shelter Fund	61,725,856	70,656,353

6.

Shareholders’ Transactions

At October 31, 2012, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Six Months Ended		Year Ended
	October 31, 2012		April 30, 2012
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	2,383	$ 30,139	6,514	$ 79,439
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(21,836)	(274,350)	(53,233)	(644,953)
Net decrease	(19,453)	$ (244,211)	(46,719)	$ (565,514)

Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,023,344	$ 39,929,906	6,468,276	$ 84,045,383
Shares issued to shareholders
in reinvestment	-	-	263,655	3,221,864
Shares redeemed	(4,708,059)	(62,853,342)	(9,885,095)	(129,045,278)
Net decrease	(1,684,715)	$ (22,923,436)	(3,153,164)	$ (41,778,031)

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

	Six Months Ended		Year Ended
	October 31, 2012		April 30, 2012
Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,349,691	$ 33,598,991	7,668,145	$ 74,684,019
Shares issued to shareholders
in reinvestment	-	-	575,859	5,395,793
Shares redeemed	(4,075,264)	(40,951,677)	(5,802,935)	(56,349,854)
Net increase (decrease)	(725,573)	$ (7,352,686)	2,441,069	$ 23,729,958

Select Allocation	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,199,397	$ 21,177,419	5,006,640	$ 47,277,332
Shares issued to shareholders
in reinvestment	-	-	394,269	3,516,884
Shares redeemed	(3,386,679)	(32,648,853)	(5,468,356)	(51,532,674)
Net decrease	(1,187,282)	$ (11,471,434)	(67,447)	$ (738,458)

Descartes Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,299,188	$ 13,725,264	2,863,348	$ 29,686,264
Shares issued to shareholders
in reinvestment	-	-	95,186	933,770
Shares redeemed	(1,973,246)	(20,974,100)	(4,045,198)	(41,835,495)
Net decrease	(674,058)	$ (7,248,836)	(1,086,664)	$ (11,215,461)

Liahona Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,586,022	$ 25,797,565	5,485,465	$ 54,202,754
Shares issued to shareholders
in reinvestment	-	-	663,292	6,188,516
Shares redeemed	(3,151,154)	(31,527,077)	(5,099,902)	(49,762,985)
Net increase (decrease)	(565,132)	$ (5,729,512)	1,048,855	$ 10,628,285

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

	Six Months Ended		Year Ended
	October 31, 2012		April 30, 2012
Enhanced Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,659,588	$ 16,785,738	8,804,654	$ 93,720,696
Shares issued to shareholders
in reinvestment	19,996	202,355	663,256	6,467,105
Shares redeemed	(1,292,528)	(13,061,811)	(9,366,833)	(95,859,120)
Net increase	387,056	$ 3,926,282	101,077	$ 4,328,681

Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,098,692	$ 22,192,437	5,878,148	$ 61,352,859
Shares issued to shareholders
in reinvestment	145,250	1,542,598	341,367	3,557,930
Shares redeemed	(2,480,981)	(26,273,261)	(3,069,750)	(32,019,333)
Net increase (decrease)	(237,039)	$ (2,538,226)	3,149,765	$ 32,891,456

Select Appreciation Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	542,037	$ 6,561,574	1,661,579	$ 20,223,923
Shares issued to shareholders
in reinvestment	-	-	198,867	2,197,480
Shares redeemed	(905,142)	(11,065,606)	(1,855,286)	(22,099,969)
Net increase (decrease)	(363,105)	$ (4,504,032)	5,160	$ 321,434

Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	546,689	$ 5,137,255	3,585,834	$ 37,039,669
Shares issued to shareholders
in reinvestment	-	-	66,138	640,879
Shares redeemed	(1,700,281)	(16,193,394)	(2,187,787)	(22,015,869)
Net increase (decrease)	(1,153,592)	$ (11,056,139)	1,464,185	$ 15,664,679

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

7.

Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30, 2012 and April 30, 2011 were as follows:

	Ordinary	Long-Term	Total
2012	Income	Capital Gain	Distributions
Amerigo Fund	$ 3,253,799	$ -	$ 3,253,799
Clermont Fund	5,452,595	-	5,452,595
Select Allocation Fund	3,574,228	-	3,574,228
Descartes Fund	940,915	-	940,915
Liahona Fund	2,064,771	4,181,883	6,246,654
Enhanced Income Fund	6,361,604	236,046	6,597,650
Flexible Income Fund	3,415,614	147,518	3,563,132
Select Appreciation Fund	538,547	1,659,156	2,197,703
Shelter Fund	565,925	75,183	641,108

	Ordinary	Long-Term	Total
2011	Income	Capital Gain	Distributions
Amerigo Fund	$ 2,127,495	$ -	$ 2,127,495
Clermont Fund	5,822,468	-	5,822,468
Select Allocation Fund	3,780,919	-	3,780,919
Descartes Fund	1,035,585	-	1,035,585
Liahona Fund	2,555,382	-	2,555,382
Enhanced Income Fund	2,663,284	7,196	2,670,480
Flexible Income Fund	2,969,491	39,149	3,008,640
Select Appreciation Fund	438,707	-	438,707
Shelter Fund	175,929	-	175,929

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

As of April 30, 2012, the components of distributable earnings/ (deficit) on a tax basis were as follows:

			Post	Capital		Total
	Undistributed	Undistributed	October	Loss	Unrealized	Accumulated
	Ordinary	Long-Term	& Late Year	Carry	Appreciation/	Earnings/
	Income	Gains	Losses	Forwards	(Depreciation)	(Deficits)
Amerigo Fund	$ 1,888,207	$ -	$ -	$ (98,005,298)	$ 67,706,964	$ (28,410,127)
Clermont Fund	2,407,577	-	-	(23,118,180)	34,406,941	13,696,338
Select Allocation Fund	2,407,403	-	-	(25,161,545)	28,865,084	6,110,942
Descartes Fund	79,829	-	-	(7,536,156)	14,848,865	7,392,538
Liahona Fund	-	1,779,190	(77,129)	-	20,887,992	22,590,053
Enhanced Income Fund	681,785	-	(4,293,712)	-	(1,975,748)	(5,587,675)
Flexible Income Fund	-	23,806	-	-	5,192,555	5,216,361
Select Appreciation Fund	281,769	-	-	(275,054)	12,180,201	12,186,916
Shelter Fund	-	-	(2,404,047)	(1,459,257)	1,083,668	(2,779,636)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and straddles and partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to partnership adjustments.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At April 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	April 30, 2017	April 30, 2018	Non-Expiring Short-Term	Total
Amerigo Fund	$ -	$ 98,005,298	$ -	$ 98,005,298
Clermont Fund	3,878,320	19,239,860	-	23,118,180
Select Allocation Fund	1,717,163	23,444,382	-	25,161,545
Descartes Fund	-	7,536,156	-	7,536,156
Select Appreciation Fund	-	-	275,054	275,054
Shelter Fund	-	-	1,459,257	1,459,257

Permanent book and tax differences primarily attributable to net operating loss, reclass of ordinary income distributions and adjustments for paydowns and partnerships, resulted in reclassification for the following Funds for the period ended April 30, 2012 as follows:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

	Paid in	Undistributed Net	Accumulated Net Realized Gain/
	Capital	Investment Income	(Loss) from Security Transactions
Amerigo Fund	$ -	$ 937,790	$ (937,790)
Clermont Fund	-	465,584	(465,584)
Select Allocation Fund	-	(67,046)	67,046
Descartes Fund	-	(12,916)	12,916
Liahona Fund	-	(4,203)	4,203
Enhanced Income Fund	-	2,028,543	(2,028,543)
Flexible Income Fund	-	121,178	(121,178)
Select Appreciation Fund	-	(35,824)	35,824
Shelter Fund	(109,452)	73,194	36,258

8.

Underlying Investment in other Investment Companies

The Shelter Fund currently seeks to achieve their investment objectives by investing a portion of their assets in SPDR S&P 500 ETF Trust and iShares Core S&P 500 ETF (the “Securities”).  The Fund may redeem their investments from the Securities at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities.  The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at ‘www.sec.gov’.  As of October 31, 2012, the percentage of the Fund’s net assets invested in the Securities was 35.48% and 35.40% for the Shelter Fund, respectively.

9.

New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2012 (Unaudited)

10.

Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

In November 2012, the Board of Trustees was reorganized due to the tragic death of the Chairman, W. Patrick Clarke. A special meeting of the Board of Trustees was held on November 21, 2012 and at that meeting Todd Clarke and Eric Clarke were appointed Trustees, Todd Clarke was appointed as Chairman of the Board and Douglas McCash resigned as Trustee.  With his appointment as Chairman of the Board, Todd resigned as President and Ryan Beach was appointed as President of the Trust.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	4/30/2012	10/31/2012
Amerigo Fund
Actual:
Class C	$ 1,000.00	$ 993.80	2.15%	$ 10.80	*
Class N	1,000.00	998.50	1.15%	5.79	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.37	2.15%	10.92	*
Class N	1,000.00	1,019.41	1.15%	5.85	*
Clermont Fund
Actual	1,000.00	1,028.70	1.15%	5.88	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	4/30/2012	10/31/2012
Select Allocation Fund
Actual	1,000.00	1,015.30	1.15%	5.84	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Descartes Fund
Actual	1,000.00	993.60	1.15%	5.78	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Liahona Fund
Actual	1,000.00	1,008.90	1.15%	5.82	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Enhanced Income Fund
Actual	1,000.00	1,009.80	1.05%	5.32	*
Hypothetical (5% return before expenses):	1,000.00	1,019.91	1.05%	5.35	*
Flexible Income Fund
Actual	1,000.00	1,028.40	0.80%	4.09	*
Hypothetical (5% return before expenses):	1,000.00	1,021.17	0.80%	4.08	*
Select Appreciation Fund
Actual	1,000.00	994.40	1.15%	5.78	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Shelter Fund
Actual	1,000.00	954.70	1.15%	5.67	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.

AdvisorOne Funds Semi-Annual Report

Additional Information (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS *

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of the AdvisorOne Funds (the “Trust”) held on April 26, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”).  The Board further considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between CLS and Capital Wealth Planning, LLC, (“CWP” or the “Sub-Adviser”) with respect to the Enhanced Income Fund.

The Board reviewed information related to the proposed renewal of the Investment Advisory Agreement with the Trust, including (a) the investment performance of each Fund, a peer group of funds and appropriate indices; (b) the Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds.  The Board deliberations included a consideration of the following:

Nature, Extent and Quality of Services.  The Board reviewed materials provided by CLS related to the Investment Advisory Agreement with the Trust, including CLS’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Funds, including the team of five individuals that primarily monitor and execute the investment process, an organization chart of CLS and its parent company.  The Board discussed the extent of CLS’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board received satisfactory responses from representatives of CLS with respect to a series of important questions, including: whether CLS was involved in any lawsuits or pending regulatory actions; whether CLS’s management of other accounts conflicts with its management of the Funds; and whether CLS has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by CLS of its practices for monitoring compliance with the Funds’ investment limitations, noting CLS’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.   The Board then reviewed the Adviser’s overview of its current trading practices and its policies with respect to selection of broker-dealers for portfolio transactions, noting the Adviser primarily utilizes Cantor Fitzgerald, Cowen and Company, LLC and Ceros Financial Services, Inc. to execute trades.  The Board then reviewed the capitalization of CLS based on financial information provided by CLS and concluded that CLS was sufficiently well-capitalized to meet its obligations to the Funds.  The Board concluded that CLS has provided quality advisory services in a manner that is consistent with the Board's expectations.

AdvisorOne Funds Semi-Annual Report

Additional Information (Unaudited) (Continued)

Performance.  The Board reviewed information on the investment performance of each Fund since inception.  The Board reviewed information on the most recent performance of the Shelter Fund as compared to a peer group of other funds in the allocation/alternative Morningstar category group.   The Board considered information prepared by CLS regarding the performance of the other Funds in the Trust, as compared against their benchmarks.    The Board concluded that the Adviser’s past performance as compared to each Fund’s benchmark was reasonable.

Fees and Expenses.  The Board reviewed the advisory fees and expense ratios of Amerigo, Clermont, Select Allocation, Descartes, Liahona, Enhanced Income, Flexible Income and Select Appreciation Funds compared to fees paid by a peer group of other fund of funds and ETFs, based on Morningstar statistics.  The Board then reviewed the advisory fees paid by Shelter Fund compared to fees paid by a peer group of funds in the allocation/alternative Morningstar category. The Board noted that the fee comparisons were reasonable.  The Board reviewed the contractual arrangements for each Fund, which stated that the Adviser had agreed to waive or limit its management fees and/or reimburse expenses at least until August 31, 2012, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board also reviewed information on comparable fees charged by CLS for Sub-Advisory services.  The Board concluded that the advisory fee paid by each Fund is reasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds, and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund relative to its management and compliance oversight, economies of scale was not a material consideration, but would be re-evaluated in the future.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Funds, on a fund by fund basis, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the income and other benefits realized by the Adviser and its affiliates from other activities related to the Funds.  As stated in the materials provided, the Adviser reported it did not receive payments from the Funds other than for advisory fees paid pursuant to the advisory agreement.  The Board reviewed the Adviser's 2011 audited balance sheet and the Adviser reported that there were no adverse material changes in the financial condition of the Adviser since the date of that balance sheet.    The Trustees reviewed a profitable analysis provided by CLS and it was agreed that the net profits related to the Funds in an industry that is essentially a service industry, appeared reasonable.  The Board concluded that the Adviser’s level of profitability from its relationship to each Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the continuance of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

The Trustees then reviewed information received related to the Sub-Advisory Agreement, including (a) the investment performance of the Enhanced Income Fund, a peer group of funds and appropriate indices; (b) the Sub-Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds.

Nature, Extent and Quality of Services.  As to the nature, quality and extent of the services provided by the Sub-Adviser, the Board noted the experience of the portfolio management and research personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials.  The Board discussed the financial condition of the Sub-Adviser and reviewed financial information provided.  The Board reviewed the presentation materials prepared by the Sub-Adviser describing their investment process.  The Board discussed the Sub-Adviser’s compliance structure and broker selection process.  It was the consensus of the Trustees that the Sub-Adviser continues to have adequate experience and expertise to manage the Fund for which it acts as Sub-Adviser in a reasonable manner.

Performance.  As to the investment performance of the Sub-Adviser, the Board reviewed the performance (as measured by the performance of Class N shares) of Enhanced Income Fund as compared to a broad-based securities market index over the past three months, one-year, and since-inception periods.  The Board concluded that the performance of Enhanced Income was reasonable.

Fees and Expenses.  The Board next reviewed the advisory fees and expense ratios of Enhanced Income Fund as compared to a peer group of funds. Such fees appeared to fall within the range of fees and expense ratios provided, and the Board found the fees reasonable.

Profitability.  As to profitability, the Trustees discussed the total fees previously paid, and expected to be paid to the Sub-Adviser based on the Funds’ current assets, and noted that the Sub-Adviser will receive no other compensation from the Fund or the Adviser except the sub-advisory fees earned pursuant to the Sub-Advisory Agreement.  As to the costs of the services to be provided, and profits to be realized, the Trustees reviewed financial information and profitability analysis of the Sub-Adviser and concluded that based on information provided and discussion with the Sub-Adviser, the fee arrangement appeared reasonable and the Sub-Adviser would not reap excessive profits from its relationship with the Fund; however, the Board requested additional documentation further detailing the expenses associated with the Sub-Adviser’s services  to be provided prior to the Board’s next quarterly meeting and therefore only approved the continuance of the Sub-Advisory Agreement for 3 months, until the next quarterly meeting of the Board.

AdvisorOne Funds Semi-Annual Report

Additional Information (Unaudited) (Continued)

Economies of Scale.  As to economics of scale, the Trustees noted that the Sub-Advisory Agreement did not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Sub-Adviser to share their economies of scale with the Fund and the shareholders if the Fund experiences a substantial growth in assets, however, the Trustees recognized that the Fund had not yet reached an asset level where the Sub-Adviser could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was reasonable under the circumstances.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, unanimously approved that the Sub-Advisory Agreement be renewed until the next meeting of the Board in July 2012. At the Board’s meeting on July 25, 2012, the Board received and reviewed additional information from the Sub-Adviser, and the Board discussed the written materials provided and further deliberated on the renewal of the Sub-Advisory Agreement.  Based on the Board’s deliberations and its evaluation of reports provided by the Adviser, the Board, including all of the Independent Trustees, unanimously agreed to terminate the Sub-Advisory Agreement, effective July 31, 2012.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

AdvisorOne Funds Semi-Annual Report

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Age (Year of Birth)	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl 1950	Trustee Since 2004	Consultant to small and emerging businesses (since 2000).	11

Northern Lights Fund Trust and Northern Lights Variable Trust (97 portfolios); Satuit Capital Management Trust; Ladenburg Thalmann Alternative Strategies Fund, The World Funds Trust, Global Real Estate Fund (2008-2011), The Z Seven Fund, Inc. (2007- May 2010),  Greenwich Advisors Trust (2007 – February 2011)

Gary W. Lanzen 1954	Trustee Since 2003	Chief Investment Officer, Orizon Investment Counsel, LLC (2000-2010).	11	Northern Lights Fund Trust and Northern Lights Variable Trust (97 portfolios), Ladenburg Thalmann Alternative Strategies Fund
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	11	NONE
John W. Davidson 1946	Trustee Since February 2012	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	11	PartnerRe Asset Management Corporation, PartnerRe Reinsurance Company of the US
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	11	NONE

AdvisorOne Funds Semi-Annual Report

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
W. Patrick Clarke *** 1945	Trustee Since February 2012	President of the Trust (2003-2012); Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC (since 2003); Manager of CLS Investments, LLC (since 1989); Orion Advisor Services, LLC (since 2003); Gemini Fund Services, LLC (since 2003); Northern Lights Distributors, LLC (since 2003); Gemcom, LLC (since 2004); Northern Lights Compliance Services, LLC (since 2004); and Taurus Financial Consultants, LLC (since 2004); Director of Constellation Trust Company (since 2004).	11	NONE
Douglas E. McCash**** 1970	Trustee Since February 2012	Chief Compliance Officer for CLS Investments, LLC (2008-Present); Associate General Counsel NorthStar Financial Services Group, LLC (2006-2011).	11	NONE
Todd Clarke***** 1969	President Since March 2012	President of the Trust (since March 2012); Chief Executive Officer, CLS Investments, LLC (since September 2012); President, CLS Investments, LLC (2004-2012).	N/A	N/A
Brian Nielsen****** 1972	Secretary and Chief Legal Officer Since 2003

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003), CLS Investments, LLC (since 2001), Orion Advisor Services, LLC (since 2001), Gemcom, LLC (since 2004); Gemini Fund Services, LLC (since 2012); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Manager, Secretary and General Counsel for Northern Lights Compliance Services, LLC (since 2004); Assistant Secretary to Northern Lights Fund Trust (since 2011); and Assistant Secretary of Gemini Fund Services, LLC (2003-2012).

			N/A	N/A
Michael J. Wagner 450 Wireless Blvd. Hauppauge, NY 11788 1950	Chief Compliance Officer Since 2006	President (4/2006-present) and Chief Operating Officer (9/2004–3/2006) of Northern Lights Compliance Services, LLC.	N/A	N/A

AdvisorOne Funds Semi-Annual Report

Interested Trustees and Officers (Continued)

Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 1972	Treasurer Since April 2012

Assistant Vice President, of Fund Administration, Gemini Fund Services, LLC since 2010, Assistant Vice President of Global Fund Administration, Legg Mason & Co. LLC (financial service company) from 2003 to 2010.

		N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the AdvisorOne Funds trust.

***W. Patrick Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator and Fund Accountant), CLS Investments, LLC (investment adviser to certain funds of the trust) and Northern Lights Distributors, LLC (the Funds’ Distributor). Mr. Clarke is the father of Todd Clarke and the father-in-law of Brian Nielsen.
**** Mr. McCash is categorized as an “interested” trustee because of his position as CCO, and prior position as legal counsel, of CLS Investments, LLC.

*****Mr. Todd Clarke is the son of W. Patrick Clarke and the brother-in-law of Brian Nielsen.

******Mr. Nielsen is the son-in-law of W. Patrick Clarke and the brother-in-law of Todd Clarke.

In November 2012, the Board of Trustees was reorganized due to the tragic death of the Chairman, W. Patrick Clarke. A special meeting of the Board of Trustees was held on November 21, 2012 and at that meeting Todd Clarke and Eric Clarke were appointed Trustees, Todd Clarke was appointed as Chairman of the Board and Douglas McCash resigned as Trustee.  With his appointment as Chairman of the Board, Todd resigned as President and Ryan Beach was appointed as President of the Trust.

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225

Rev. June 2011
FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Page 2
Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

    /s/ Todd Clarke, President

       Todd Clarke, President

Date

1/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Todd Clarke, President

Todd Clarke, President

Date

1/8/13

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

1/8/13